(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

FIDELITY ADVISOR
INTERMEDIATE MUNICIPAL INCOME  FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

ANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               19  THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      22  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST FIVE MONTHS.

INVESTMENTS             23  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    32  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   41  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   51  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           52

PROXY VOTING RESULTS    54

NOTE TO SHAREHOLDERS: The fiscal year end for Fidelity Advisor Intermediate Municipal Income Fund recently changed from November 30 to October 31. This change was made in order to align the fund's fiscal year end more closely with other similar Fidelity Advisor FundsSM.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                   PAST 1  PAST 5  PAST 10
                                                 YEAR    YEARS   YEARS

FIDELITY ADV INT MUNICIPAL INCOME - CL A         6.46%   27.64%  87.30%

FIDELITY ADV INT MUNICIPAL INCOME - CL A         2.47%   22.85%  80.27%
 (INCL. 3.75% SALES CHARGE)

LB 1-17 YEAR MUNICIPAL BOND                      7.46%   34.05%  N/A

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE        6.53%   29.68%  94.19%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. To measure how Class A's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 146 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998             PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV INT MUNICIPAL INCOME - CL A   6.46%   5.00%   6.48%

FIDELITY ADV INT MUNICIPAL INCOME - CL A   2.47%   4.20%   6.07%
 (INCL. 3.75% SALES CHARGE)

LB 1-17 YEAR MUNICIPAL BOND                7.46%   6.04%   N/A

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE  6.53%   5.33%   6.85%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL A       LB Municipal Bond
             00262                       LB015
  1988/10/31       9625.00                    10000.00
  1988/11/30       9593.69                     9908.40
  1988/12/31       9654.22                    10009.76
  1989/01/31       9751.93                    10216.76
  1989/02/28       9693.69                    10100.19
  1989/03/31       9662.94                    10076.05
  1989/04/30       9799.52                    10315.26
  1989/05/31       9945.86                    10529.51
  1989/06/30      10055.02                    10672.50
  1989/07/31      10155.36                    10817.75
  1989/08/31      10122.46                    10711.84
  1989/09/30      10120.45                    10679.92
  1989/10/31      10201.62                    10810.54
  1989/11/30      10313.24                    10999.72
  1989/12/31      10406.20                    11089.70
  1990/01/31      10372.26                    11037.25
  1990/02/28      10464.36                    11135.48
  1990/03/31      10482.19                    11138.82
  1990/04/30      10374.40                    11058.17
  1990/05/31      10563.54                    11299.57
  1990/06/30      10651.00                    11398.90
  1990/07/31      10779.54                    11566.46
  1990/08/31      10716.86                    11398.51
  1990/09/30      10745.57                    11405.01
  1990/10/31      10865.74                    11611.90
  1990/11/30      11039.10                    11845.41
  1990/12/31      11068.89                    11896.94
  1991/01/31      11192.49                    12056.60
  1991/02/28      11294.39                    12161.49
  1991/03/31      11301.98                    12165.87
  1991/04/30      11404.43                    12327.67
  1991/05/31      11495.79                    12437.27
  1991/06/30      11502.78                    12424.95
  1991/07/31      11617.99                    12576.29
  1991/08/31      11710.83                    12741.92
  1991/09/30      11782.60                    12907.82
  1991/10/31      11909.13                    13023.99
  1991/11/30      11939.15                    13060.33
  1991/12/31      12136.44                    13340.60
  1992/01/31      12221.22                    13371.02
  1992/02/29      12235.24                    13375.30
  1992/03/31      12188.45                    13380.25
  1992/04/30      12273.70                    13499.33
  1992/05/31      12408.33                    13658.22
  1992/06/30      12571.17                    13887.40
  1992/07/31      12841.91                    14303.75
  1992/08/31      12746.96                    14164.29
  1992/09/30      12867.46                    14256.92
  1992/10/31      12775.91                    14116.77
  1992/11/30      13009.35                    14369.61
  1992/12/31      13025.06                    14516.32
  1993/01/31      13173.17                    14685.14
  1993/02/28      13538.91                    15216.31
  1993/03/31      13404.61                    15055.47
  1993/04/30      13498.89                    15207.38
  1993/05/31      13555.71                    15292.84
  1993/06/30      13698.58                    15548.08
  1993/07/31      13714.14                    15568.45
  1993/08/31      13966.47                    15892.59
  1993/09/30      14110.95                    16073.60
  1993/10/31      14124.20                    16104.62
  1993/11/30      14014.10                    15962.74
  1993/12/31      14253.55                    16299.72
  1994/01/31      14385.79                    16485.86
  1994/02/28      14026.59                    16058.87
  1994/03/31      13478.56                    15404.96
  1994/04/30      13597.86                    15535.59
  1994/05/31      13719.57                    15670.28
  1994/06/30      13620.97                    15574.54
  1994/07/31      13810.75                    15860.02
  1994/08/31      13862.97                    15914.90
  1994/09/30      13707.71                    15681.27
  1994/10/31      13499.27                    15402.77
  1994/11/30      13204.29                    15124.28
  1994/12/31      13443.31                    15457.17
  1995/01/31      13781.61                    15898.94
  1995/02/28      14131.31                    16361.28
  1995/03/31      14285.89                    16549.27
  1995/04/30      14281.79                    16568.80
  1995/05/31      14607.98                    17097.51
  1995/06/30      14529.50                    16948.76
  1995/07/31      14624.07                    17109.43
  1995/08/31      14821.74                    17326.38
  1995/09/30      14916.43                    17436.06
  1995/10/31      15075.53                    17689.58
  1995/11/30      15249.25                    17983.05
  1995/12/31      15351.73                    18155.86
  1996/01/31      15454.16                    18292.94
  1996/02/29      15403.67                    18169.46
  1996/03/31      15252.08                    17937.26
  1996/04/30      15203.38                    17886.49
  1996/05/31      15201.74                    17879.34
  1996/06/30      15319.07                    18074.05
  1996/07/31      15438.60                    18238.52
  1996/08/31      15437.50                    18234.14
  1996/09/30      15573.08                    18489.42
  1996/10/31      15725.44                    18698.54
  1996/11/30      15998.17                    19040.72
  1996/12/31      15937.81                    18960.75
  1997/01/31      15983.80                    18996.58
  1997/02/28      16117.21                    19170.97
  1997/03/31      15928.06                    18915.42
  1997/04/30      16049.13                    19073.75
  1997/05/31      16219.61                    19360.61
  1997/06/30      16389.12                    19566.81
  1997/07/31      16797.38                    20108.81
  1997/08/31      16652.75                    19920.39
  1997/09/30      16839.73                    20156.84
  1997/10/31      16933.93                    20286.45
  1997/11/30      17025.10                    20405.73
  1997/12/31      17215.87                    20703.45
  1998/01/31      17358.32                    20917.11
  1998/02/28      17349.15                    20923.39
  1998/03/31      17362.23                    20941.80
  1998/04/30      17293.08                    20847.35
  1998/05/31      17519.79                    21177.37
  1998/06/30      17580.61                    21260.81
  1998/07/31      17595.01                    21314.17
  1998/08/31      17839.46                    21643.47
  1998/09/30      18032.86                    21913.15
  1998/10/30      18027.48                    21912.71
IMATRL PRASUN   SHR__CHT 19981031 19981123 145752 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class A on October 31, 1988, and the current 3.75% sales charge was paid. As the chart shows, by October 31, 1998, the value of the investment would have grown to $18,027 - an 80.27% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,913 - a 119.13% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                  YEARS ENDED OCTOBER 31,     SEPTEMBER 3, 1996
                                              (COMMENCEMENT
                                              OF SALE OF
                                              CLASS A SHARES) TO
                                              OCTOBER 31,

                  1998              1997      1996

DIVIDEND RETURNS  4.37%             4.65%     0.75%

CAPITAL RETURNS   2.09%             3.03%     1.08%

TOTAL RETURNS     6.46%             7.68%     1.83%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.


DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1998          PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     3.68(CENTS)  22.47(CENTS)  44.84(CENTS)

ANNUALIZED DIVIDEND RATE                4.01%        4.17%         4.21%

30-DAY ANNUALIZED YIELD                 3.26%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  5.09%        -             -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.81 over the past one month, $10.69 over the past six months and $10.66 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.
It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 3.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after September 10, 1992. Returns prior to that date are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                   PAST 1  PAST 5  PAST 10
                                                 YEAR    YEARS   YEARS

FIDELITY ADV INT MUNICIPAL INCOME - CL T         6.50%   27.42%  86.98%

FIDELITY ADV INT MUNICIPAL INCOME - CL T         3.57%   23.91%  81.83%
 (INCL. 2.75% SALES CHARGE)

LB 1-17 YEAR MUNICIPAL BOND                      7.46%   34.05%  N/A

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE        6.53%   29.68%  94.19%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years.
To measure how Class T's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 146 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998             PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV INT MUNICIPAL INCOME - CL T   6.50%   4.96%   6.46%

FIDELITY ADV INT MUNICIPAL INCOME - CL T   3.57%   4.38%   6.16%
 (INCL. 2.75% SALES CHARGE)

LB 1-17 YEAR MUNICIPAL BOND                7.46%   6.04%   N/A

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE  6.53%   5.33%   6.85%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL T       LB Municipal Bond
             00289                       LB015
  1988/10/31       9725.00                    10000.00
  1988/11/30       9693.36                     9908.40
  1988/12/31       9754.53                    10009.76
  1989/01/31       9853.25                    10216.76
  1989/02/28       9794.40                    10100.19
  1989/03/31       9763.34                    10076.05
  1989/04/30       9901.33                    10315.26
  1989/05/31      10049.19                    10529.51
  1989/06/30      10159.48                    10672.50
  1989/07/31      10260.87                    10817.75
  1989/08/31      10227.63                    10711.84
  1989/09/30      10225.60                    10679.92
  1989/10/31      10307.61                    10810.54
  1989/11/30      10420.39                    10999.72
  1989/12/31      10514.32                    11089.70
  1990/01/31      10480.02                    11037.25
  1990/02/28      10573.08                    11135.48
  1990/03/31      10591.09                    11138.82
  1990/04/30      10482.18                    11058.17
  1990/05/31      10673.29                    11299.57
  1990/06/30      10761.66                    11398.90
  1990/07/31      10891.53                    11566.46
  1990/08/31      10828.21                    11398.51
  1990/09/30      10857.21                    11405.01
  1990/10/31      10978.63                    11611.90
  1990/11/30      11153.79                    11845.41
  1990/12/31      11183.89                    11896.94
  1991/01/31      11308.77                    12056.60
  1991/02/28      11411.73                    12161.49
  1991/03/31      11419.40                    12165.87
  1991/04/30      11522.92                    12327.67
  1991/05/31      11615.23                    12437.27
  1991/06/30      11622.29                    12424.95
  1991/07/31      11738.70                    12576.29
  1991/08/31      11832.50                    12741.92
  1991/09/30      11905.02                    12907.82
  1991/10/31      12032.87                    13023.99
  1991/11/30      12063.19                    13060.33
  1991/12/31      12262.53                    13340.60
  1992/01/31      12348.19                    13371.02
  1992/02/29      12362.35                    13375.30
  1992/03/31      12315.09                    13380.25
  1992/04/30      12401.22                    13499.33
  1992/05/31      12537.24                    13658.22
  1992/06/30      12701.78                    13887.40
  1992/07/31      12975.33                    14303.75
  1992/08/31      12879.40                    14164.29
  1992/09/30      13001.15                    14256.92
  1992/10/31      12908.64                    14116.77
  1992/11/30      13144.51                    14369.61
  1992/12/31      13160.39                    14516.32
  1993/01/31      13310.03                    14685.14
  1993/02/28      13679.58                    15216.31
  1993/03/31      13543.88                    15055.47
  1993/04/30      13639.14                    15207.38
  1993/05/31      13696.54                    15292.84
  1993/06/30      13840.90                    15548.08
  1993/07/31      13856.63                    15568.45
  1993/08/31      14111.57                    15892.59
  1993/09/30      14257.56                    16073.60
  1993/10/31      14270.94                    16104.62
  1993/11/30      14159.70                    15962.74
  1993/12/31      14401.64                    16299.72
  1994/01/31      14535.25                    16485.86
  1994/02/28      14172.32                    16058.87
  1994/03/31      13618.60                    15404.96
  1994/04/30      13739.14                    15535.59
  1994/05/31      13862.11                    15670.28
  1994/06/30      13762.48                    15574.54
  1994/07/31      13954.24                    15860.02
  1994/08/31      14007.00                    15914.90
  1994/09/30      13850.13                    15681.27
  1994/10/31      13639.52                    15402.77
  1994/11/30      13341.48                    15124.28
  1994/12/31      13582.98                    15457.17
  1995/01/31      13924.79                    15898.94
  1995/02/28      14278.13                    16361.28
  1995/03/31      14434.31                    16549.27
  1995/04/30      14430.18                    16568.80
  1995/05/31      14759.75                    17097.51
  1995/06/30      14680.45                    16948.76
  1995/07/31      14776.01                    17109.43
  1995/08/31      14975.74                    17326.38
  1995/09/30      15071.41                    17436.06
  1995/10/31      15232.16                    17689.58
  1995/11/30      15407.68                    17983.05
  1995/12/31      15511.22                    18155.86
  1996/01/31      15614.72                    18292.94
  1996/02/29      15563.71                    18169.46
  1996/03/31      15410.54                    17937.26
  1996/04/30      15361.33                    17886.49
  1996/05/31      15359.68                    17879.34
  1996/06/30      15478.23                    18074.05
  1996/07/31      15599.00                    18238.52
  1996/08/31      15597.89                    18234.14
  1996/09/30      15733.75                    18489.42
  1996/10/31      15901.76                    18698.54
  1996/11/30      16160.48                    19040.72
  1996/12/31      16114.36                    18960.75
  1997/01/31      16143.81                    18996.58
  1997/02/28      16276.23                    19170.97
  1997/03/31      16083.72                    18915.42
  1997/04/30      16204.65                    19073.75
  1997/05/31      16391.22                    19360.61
  1997/06/30      16545.09                    19566.81
  1997/07/31      16955.78                    20108.81
  1997/08/31      16808.28                    19920.39
  1997/09/30      16995.67                    20156.84
  1997/10/31      17073.17                    20286.45
  1997/11/30      17163.87                    20405.73
  1997/12/31      17371.22                    20703.45
  1998/01/31      17513.47                    20917.11
  1998/02/28      17502.96                    20923.39
  1998/03/31      17514.79                    20941.80
  1998/04/30      17460.19                    20847.35
  1998/05/31      17671.10                    21177.37
  1998/06/30      17732.43                    21260.81
  1998/07/31      17763.62                    21314.17
  1998/08/31      17993.61                    21643.47
  1998/09/30      18188.72                    21913.15
  1998/10/30      18183.36                    21912.71
IMATRL PRASUN   SHR__CHT 19981031 19981123 151623 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class T on October 31, 1988, and the current 2.75% sales charge was paid. As the chart shows, by October 31, 1998, the value of the investment would have grown to $18,183 - an 81.83% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,913 - a 119.13% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                        YEARS ENDED OCTOBER 31,

                  1998   1997   1996    1995    1994

DIVIDEND RETURNS  4.32%  4.54%  4.59%   4.94%   4.20%

CAPITAL RETURNS   2.18%  2.83%  -0.19%  6.74%   -8.62%

TOTAL RETURNS     6.50%  7.37%  4.40%   11.68%  -4.42%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998          PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     3.68(CENTS)  22.40(CENTS)  44.29(CENTS)

ANNUALIZED DIVIDEND RATE                4.01%        4.16%         4.15%

30-DAY ANNUALIZED YIELD                 3.30%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  5.16%        -             -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.81 over the past one month, $10.69 over the past six months and $10.66 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.
It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 2.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 3.25% and 5.08%, respectively.

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.
The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996) that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 3%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                  PAST 1  PAST 5  PAST 10
                                                YEAR    YEARS   YEARS

FIDELITY ADV INT MUNICIPAL INCOME - CL B        5.77%   23.55%  81.30%

FIDELITY ADV INT MUNICIPAL INCOME - CL B        2.77%   23.55%  81.30%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB 1-17 YEAR MUNICIPAL BOND                     7.46%   34.05%  N/A

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE       6.53%   29.68%  94.19%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, past one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. To measure how Class B's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 146 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED  OCTOBER 31, 1998            PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV INT MUNICIPAL INCOME - CL B   5.77%   4.32%   6.13%

FIDELITY ADV INT MUNICIPAL INCOME - CL B   2.77%   4.32%   6.13%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB 1-17 YEAR MUNICIPAL BOND                7.46%   6.04%   N/A

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE  6.53%   5.33%   6.85%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL B       LB Municipal Bond
             00689                       LB015
  1988/10/31      10000.00                    10000.00
  1988/11/30       9967.47                     9908.40
  1988/12/31      10030.36                    10009.76
  1989/01/31      10131.87                    10216.76
  1989/02/28      10071.36                    10100.19
  1989/03/31      10039.42                    10076.05
  1989/04/30      10181.32                    10315.26
  1989/05/31      10333.36                    10529.51
  1989/06/30      10446.77                    10672.50
  1989/07/31      10551.02                    10817.75
  1989/08/31      10516.84                    10711.84
  1989/09/30      10514.76                    10679.92
  1989/10/31      10599.09                    10810.54
  1989/11/30      10715.05                    10999.72
  1989/12/31      10811.64                    11089.70
  1990/01/31      10776.37                    11037.25
  1990/02/28      10872.06                    11135.48
  1990/03/31      10890.58                    11138.82
  1990/04/30      10778.59                    11058.17
  1990/05/31      10975.11                    11299.57
  1990/06/30      11065.98                    11398.90
  1990/07/31      11199.52                    11566.46
  1990/08/31      11134.40                    11398.51
  1990/09/30      11164.22                    11405.01
  1990/10/31      11289.08                    11611.90
  1990/11/30      11469.19                    11845.41
  1990/12/31      11500.15                    11896.94
  1991/01/31      11628.56                    12056.60
  1991/02/28      11734.43                    12161.49
  1991/03/31      11742.31                    12165.87
  1991/04/30      11848.76                    12327.67
  1991/05/31      11943.68                    12437.27
  1991/06/30      11950.94                    12424.95
  1991/07/31      12070.64                    12576.29
  1991/08/31      12167.09                    12741.92
  1991/09/30      12241.67                    12907.82
  1991/10/31      12373.13                    13023.99
  1991/11/30      12404.31                    13060.33
  1991/12/31      12609.28                    13340.60
  1992/01/31      12697.37                    13371.02
  1992/02/29      12711.93                    13375.30
  1992/03/31      12663.33                    13380.25
  1992/04/30      12751.90                    13499.33
  1992/05/31      12891.77                    13658.22
  1992/06/30      13060.96                    13887.40
  1992/07/31      13342.24                    14303.75
  1992/08/31      13243.60                    14164.29
  1992/09/30      13368.79                    14256.92
  1992/10/31      13273.67                    14116.77
  1992/11/30      13516.21                    14369.61
  1992/12/31      13532.53                    14516.32
  1993/01/31      13686.41                    14685.14
  1993/02/28      14066.40                    15216.31
  1993/03/31      13926.87                    15055.47
  1993/04/30      14024.82                    15207.38
  1993/05/31      14083.85                    15292.84
  1993/06/30      14232.29                    15548.08
  1993/07/31      14248.46                    15568.45
  1993/08/31      14510.62                    15892.59
  1993/09/30      14660.73                    16073.60
  1993/10/31      14674.49                    16104.62
  1993/11/30      14560.10                    15962.74
  1993/12/31      14808.88                    16299.72
  1994/01/31      14946.27                    16485.86
  1994/02/28      14573.08                    16058.87
  1994/03/31      14003.70                    15404.96
  1994/04/30      14127.65                    15535.59
  1994/05/31      14254.09                    15670.28
  1994/06/30      14151.65                    15574.54
  1994/07/31      14334.71                    15860.02
  1994/08/31      14376.27                    15914.90
  1994/09/30      14190.92                    15681.27
  1994/10/31      13979.95                    15402.77
  1994/11/30      13664.93                    15124.28
  1994/12/31      13903.30                    15457.17
  1995/01/31      14242.67                    15898.94
  1995/02/28      14595.45                    16361.28
  1995/03/31      14745.62                    16549.27
  1995/04/30      14731.89                    16568.80
  1995/05/31      15058.55                    17097.51
  1995/06/30      14968.03                    16948.76
  1995/07/31      15070.47                    17109.43
  1995/08/31      15249.57                    17326.38
  1995/09/30      15338.01                    17436.06
  1995/10/31      15491.87                    17689.58
  1995/11/30      15659.93                    17983.05
  1995/12/31      15740.76                    18155.86
  1996/01/31      15853.13                    18292.94
  1996/02/29      15792.93                    18169.46
  1996/03/31      15613.90                    17937.26
  1996/04/30      15571.26                    17886.49
  1996/05/31      15545.81                    17879.34
  1996/06/30      15672.99                    18074.05
  1996/07/31      15786.42                    18238.52
  1996/08/31      15776.20                    18234.14
  1996/09/30      15905.18                    18489.42
  1996/10/31      16050.69                    18698.54
  1996/11/30      16319.11                    19040.72
  1996/12/31      16248.64                    18960.75
  1997/01/31      16285.97                    18996.58
  1997/02/28      16411.52                    19170.97
  1997/03/31      16208.46                    18915.42
  1997/04/30      16321.69                    19073.75
  1997/05/31      16484.64                    19360.61
  1997/06/30      16646.63                    19566.81
  1997/07/31      17034.51                    20108.81
  1997/08/31      16892.99                    19920.39
  1997/09/30      17072.29                    20156.84
  1997/10/31      17140.71                    20286.45
  1997/11/30      17222.59                    20405.73
  1997/12/31      17421.41                    20703.45
  1998/01/31      17554.87                    20917.11
  1998/02/28      17534.83                    20923.39
  1998/03/31      17537.04                    20941.80
  1998/04/30      17456.54                    20847.35
  1998/05/31      17674.36                    21177.37
  1998/06/30      17724.81                    21260.81
  1998/07/31      17728.05                    21314.17
  1998/08/31      17963.19                    21643.47
  1998/09/30      18146.93                    21913.15
  1998/10/30      18130.07                    21912.71
IMATRL PRASUN   SHR__CHT 19981031 19981123 151152 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class B on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have been $18,130 - an 81.30% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,913 - a 119.13% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                  YEARS ENDED OCTOBER 31,       JUNE 30, 1994
                                                (COMMENCEMENT
                                                OF SALE OF
                                                CLASS B SHARES) TO
                                                OCTOBER 31,

                  1998   1997   1996    1995    1994

DIVIDEND RETURNS  3.59%  3.86%  3.90%   4.07%   1.22%

CAPITAL RETURNS   2.18%  2.93%  -0.29%   6.74%  -2.43%

TOTAL RETURNS     5.77%  6.79%  3.61%   10.81%  -1.21%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998          PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     3.00(CENTS)  18.46(CENTS)  36.91(CENTS)

ANNUALIZED DIVIDEND RATE                3.27%        3.43%         3.46%

30-DAY ANNUALIZED YIELD                 2.63%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  4.11%        -             -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.81 over the past one month, $10.68 over the past six months and $10.66 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.
It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.
The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 (the date Class B shares were first offered) and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years and past 10 years total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                  PAST 1  PAST 5  PAST 10
                                                YEAR    YEARS   YEARS

FIDELITY ADV INT MUNICIPAL INCOME - CL C        5.65%   23.41%  81.10%

FIDELITY ADV INT MUNICIPAL INCOME - CL C        4.65%   23.41%  81.10%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB 1-17 YEAR MUNICIPAL BOND                     7.46%   34.05%  N/A

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE       6.53%   29.68%  94.19%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, past one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years.
To measure how Class C's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 146 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998             PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV INT MUNICIPAL INCOME - CL C   5.65%   4.30%   6.12%

FIDELITY ADV INT MUNICIPAL INCOME - CL C   4.65%   4.30%   6.12%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB 1-17 YEAR MUNICIPAL BOND                7.46%   6.04%   N/A

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE  6.53%   5.33%   6.85%

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL C       LB Municipal Bond
             00525                       LB015
  1988/10/31      10000.00                    10000.00
  1988/11/30       9967.47                     9908.40
  1988/12/31      10030.36                    10009.76
  1989/01/31      10131.87                    10216.76
  1989/02/28      10071.36                    10100.19
  1989/03/31      10039.42                    10076.05
  1989/04/30      10181.32                    10315.26
  1989/05/31      10333.36                    10529.51
  1989/06/30      10446.77                    10672.50
  1989/07/31      10551.02                    10817.75
  1989/08/31      10516.84                    10711.84
  1989/09/30      10514.76                    10679.92
  1989/10/31      10599.09                    10810.54
  1989/11/30      10715.05                    10999.72
  1989/12/31      10811.64                    11089.70
  1990/01/31      10776.37                    11037.25
  1990/02/28      10872.06                    11135.48
  1990/03/31      10890.58                    11138.82
  1990/04/30      10778.59                    11058.17
  1990/05/31      10975.11                    11299.57
  1990/06/30      11065.98                    11398.90
  1990/07/31      11199.52                    11566.46
  1990/08/31      11134.40                    11398.51
  1990/09/30      11164.22                    11405.01
  1990/10/31      11289.08                    11611.90
  1990/11/30      11469.19                    11845.41
  1990/12/31      11500.15                    11896.94
  1991/01/31      11628.56                    12056.60
  1991/02/28      11734.43                    12161.49
  1991/03/31      11742.31                    12165.87
  1991/04/30      11848.76                    12327.67
  1991/05/31      11943.68                    12437.27
  1991/06/30      11950.94                    12424.95
  1991/07/31      12070.64                    12576.29
  1991/08/31      12167.09                    12741.92
  1991/09/30      12241.67                    12907.82
  1991/10/31      12373.13                    13023.99
  1991/11/30      12404.31                    13060.33
  1991/12/31      12609.28                    13340.60
  1992/01/31      12697.37                    13371.02
  1992/02/29      12711.93                    13375.30
  1992/03/31      12663.33                    13380.25
  1992/04/30      12751.90                    13499.33
  1992/05/31      12891.77                    13658.22
  1992/06/30      13060.96                    13887.40
  1992/07/31      13342.24                    14303.75
  1992/08/31      13243.60                    14164.29
  1992/09/30      13368.79                    14256.92
  1992/10/31      13273.67                    14116.77
  1992/11/30      13516.21                    14369.61
  1992/12/31      13532.53                    14516.32
  1993/01/31      13686.41                    14685.14
  1993/02/28      14066.40                    15216.31
  1993/03/31      13926.87                    15055.47
  1993/04/30      14024.82                    15207.38
  1993/05/31      14083.85                    15292.84
  1993/06/30      14232.29                    15548.08
  1993/07/31      14248.46                    15568.45
  1993/08/31      14510.62                    15892.59
  1993/09/30      14660.73                    16073.60
  1993/10/31      14674.49                    16104.62
  1993/11/30      14560.10                    15962.74
  1993/12/31      14808.88                    16299.72
  1994/01/31      14946.27                    16485.86
  1994/02/28      14573.08                    16058.87
  1994/03/31      14003.70                    15404.96
  1994/04/30      14127.65                    15535.59
  1994/05/31      14254.09                    15670.28
  1994/06/30      14151.65                    15574.54
  1994/07/31      14334.71                    15860.02
  1994/08/31      14376.27                    15914.90
  1994/09/30      14190.92                    15681.27
  1994/10/31      13979.95                    15402.77
  1994/11/30      13664.93                    15124.28
  1994/12/31      13903.30                    15457.17
  1995/01/31      14242.67                    15898.94
  1995/02/28      14595.45                    16361.28
  1995/03/31      14745.62                    16549.27
  1995/04/30      14731.89                    16568.80
  1995/05/31      15058.55                    17097.51
  1995/06/30      14968.03                    16948.76
  1995/07/31      15070.47                    17109.43
  1995/08/31      15249.57                    17326.38
  1995/09/30      15338.01                    17436.06
  1995/10/31      15491.87                    17689.58
  1995/11/30      15659.93                    17983.05
  1995/12/31      15740.76                    18155.86
  1996/01/31      15853.13                    18292.94
  1996/02/29      15792.93                    18169.46
  1996/03/31      15613.90                    17937.26
  1996/04/30      15571.26                    17886.49
  1996/05/31      15545.81                    17879.34
  1996/06/30      15672.99                    18074.05
  1996/07/31      15786.42                    18238.52
  1996/08/31      15776.20                    18234.14
  1996/09/30      15905.18                    18489.42
  1996/10/31      16050.69                    18698.54
  1996/11/30      16319.11                    19040.72
  1996/12/31      16248.64                    18960.75
  1997/01/31      16285.97                    18996.58
  1997/02/28      16411.52                    19170.97
  1997/03/31      16208.46                    18915.42
  1997/04/30      16321.69                    19073.75
  1997/05/31      16484.64                    19360.61
  1997/06/30      16646.63                    19566.81
  1997/07/31      17034.51                    20108.81
  1997/08/31      16892.99                    19920.39
  1997/09/30      17072.29                    20156.84
  1997/10/31      17140.71                    20286.45
  1997/11/30      17221.37                    20405.73
  1997/12/31      17419.01                    20703.45
  1998/01/31      17550.36                    20917.11
  1998/02/28      17529.44                    20923.39
  1998/03/31      17545.31                    20941.80
  1998/04/30      17463.29                    20847.35
  1998/05/31      17679.32                    21177.37
  1998/06/30      17710.90                    21260.81
  1998/07/31      17729.43                    21314.17
  1998/08/31      17946.11                    21643.47
  1998/09/30      18128.28                    21913.15
  1998/10/30      18109.83                    21912.71
IMATRL PRASUN   SHR__CHT 19981031 19981123 151444 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class C on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have been $18,110 - an 81.10% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,913 - a 119.13% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                       NOVEMBER 3, 1997
                       (COMMENCEMENT
                       OF SALE OF
                       CLASS C SHARES) TO
                       OCTOBER 31,

                       1998

DIVIDEND RETURNS       3.44%

CAPITAL RETURNS        2.38%

TOTAL RETURNS          5.82%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998          PAST 1       PAST 6        LIFE OF
                                        MONTH        MONTHS        CLASS

DIVIDENDS PER SHARE                     2.90(CENTS)  17.86(CENTS)  35.42(CENTS)

ANNUALIZED DIVIDEND RATE                3.16%        3.31%         3.35%

30-DAY ANNUALIZED YIELD                 N/A          -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  N/A          -             -


DIVIDENDS per share show the income paid by the class for a set period. The annualized dividend rate is based on an average share price of $10.81 over the past one month, $10.69 over the past six months and $10.66 over the life of the class. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. Yield information will be reported once Class C has a longer, more stable, operating history.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Despite heavy new supply and
slack demand for municipal bonds,
and an extreme flight to Treasuries
by investors, the municipal bond
market turned in a solid
performance for the 12 months
ended October 31, 1998. While
the glut of new issues hurt the price
of munis, their yields - which
move in the opposite direction of
prices - became attractive relative
to taxable bonds. Two interest-rate
cuts by the Federal Reserve Board
and low inflation provided
additional support. During this
period, the Lehman Brothers
Municipal Bond Index - a popular
measure of the municipal bond
market - returned 8.02%. By
comparison, the Lehman Brothers
Aggregate Bond Index - a widely
followed measure of taxable bond
performance - returned 9.34%
during the period. Throughout most
of the period, low interest rates and
a stable economy resulted in a
flood of municipalities rushing to
sell bonds this year. In fact, 1998 is
on track to top the record $293
billion muni-bond issuance during
1993. While waves of new issues
kept total return in check, volatility
in the equity markets, concerns
about the impact of overseas
markets on the U.S. economy and
the attractive level of muni-bond
yields provided support through
the end of September. Late in the
period, however, as equity markets
rallied, demand for the safety of
municipal bonds weakened,
putting further pressure on prices.
An interview with Norm Lind, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund
Q. HOW DID THE FUND PERFORM, NORM?
A. For the 12-month period ended October 31, 1998, the fund's Class A, Class T, Class B and Class C shares had total returns of 6.46%, 6.50%, 5.77% and 5.65%, respectively. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned 6.53% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-17 Year Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 7.46% for the same 12-month period.
Q. WHICH TYPES OF MUNICIPAL BONDS PERFORMED WELL OVER THE PAST YEAR?
A. Bonds rated Baa - which made up roughly 12% of the fund's investments at the end of the period - were among the fund's best performers during that time frame. Bond yields drifted lower throughout most of the year, forcing investors to seek out lower-quality, investment-grade bonds because of their yield advantage over higher-rated bonds. That growing demand for Baa-rated bonds, coupled with what proved to be a limited supply of them, boosted their prices.
Q. IN LIGHT OF THAT STRONG PERFORMANCE, WHY DID YOU KEEP THE MAJORITY OF THE FUND'S HOLDINGS IN HIGHER-RATED SECURITIES?
A. When Baa-bond prices rose, their yields - which move in the opposite direction of their prices - fell and their yield advantage over the top-rated Aaa bonds became quite small. In other words, the slight amount of additional yield they offered over Aaa-rated bonds generally wasn't enough to cover the extra risk they carried. Given that the yield spread - the difference in yield between Aaa-rated and Baa-rated bonds - was very small from a historical perspective, I didn't think it had much room to tighten further, so the potential upside for Baa-rated bonds was limited. I also became concerned that if the spread were to increase, or widen, again in response to an economic downturn, Baa-rated bonds would suffer price losses that would more than overwhelm their small income advantage. To replace some Baa-rated bonds that I sold - such as some of the fund's holdings in bonds issued by New York state - I bought higher-rated bonds.
Q. WHICH TYPES OF BONDS WERE LAGGARDS DURING THE PERIOD?
A. Bonds sensitive to being prepaid before maturity lagged the overall municipal market. For example, housing bonds - which are pools of home mortgages - experienced increased prepayment activity when interest rates fell and mortgage borrowers refinanced their debt. While prepayment is good for the borrower because it lowers their interest costs, it can be bad for housing bond holders because it potentially forces them to reinvest at lower prevailing interest rates.
Q. DID YOU SHIFT THE FUND'S INVESTMENTS AMONG VARIOUS SECTORS OF THE MUNICIPAL MARKET?
A. Yes, I did. Economic turmoil in Asia, Russia and Latin America increased the possibility that the U.S. economy would slow in response. With that in mind, I felt that the risk that economically sensitive municipal bonds would be hurt in the event of an economic slowdown outweighed the potential for them to appreciate much more, given that I believe we may be in the late stages of a protracted economic upswing. So I sold some more-economically sensitive bonds, replacing them with bonds that historically have proven more resilient during periods of economic weakness. For example, I reduced the fund's stake in industrial revenue bonds, which are bonds issued by a municipality on behalf of a corporate entity. As such, the performance of an industrial revenue bond is sensitive to the fortunes of the corporation on whose behalf it's issued. I also sold some general obligation bonds, which are repaid by the general revenues of an issuer, including property, sales and income taxes. At the same time I added more bonds issued by water, sewer and electric utilities. That's because utilities generally are less sensitive to the economy's ups and downs because of their essential nature.
Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET?
A. At the end of the period, municipal bonds were priced quite attractively relative to their U.S. Treasury counterparts when viewed from a historical basis. One measure of how inexpensive they were was that their yields were roughly 95% of Treasury yields, as opposed to their more historical yield of between 65% and 80% of Treasuries. If the demand for municipals rises, municipal bond yields - which move in the opposite direction of their prices - would likely move back to their historical relationship with Treasuries and perform relatively well as a result. Of course, the main factor that will determine municipal bond performance is the direction of interest rates, which could move any direction from here.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

NORM LIND ON THE ROLE OF
MUNICIPAL BOND INSURANCE:
"THE ROLE OF MUNICIPAL BOND
INSURANCE HAS GROWN DRAMATICALLY
DURING THE PAST DECADE AS THE
NUMBER OF MUNICIPAL BONDS WITH
INSURANCE HAS MUSHROOMED.
MUNICIPAL BOND INSURANCE,
UNDERWRITTEN BY PRIVATE INSURERS,
GUARANTEES THE TIMELY PAYMENT OF
PRINCIPAL AND INTEREST SHOULD THE
ISSUER DEFAULT ON THE UNDERLYING
DEBT. INSURANCE CAN BE PURCHASED
EITHER BY THE ISSUER OR AN INVESTOR.
BECAUSE THEY GENERALLY ENJOY THE
HIGHEST CREDIT RATING (AAA, AAA OR
OTHER, DEPENDING ON THE INSURER),
INSURED BONDS TEND TO BE MORE
POPULAR THAN UNINSURED BONDS AMONG
MANY TYPES OF INVESTORS.
"INSURED BONDS HAVE A COUPLE OF
CHARACTERISTICS THAT INVESTORS
SHOULD UNDERSTAND. THEY TEND TO
OFFER LOWER YIELDS THAN SIMILARLY
RATED UNINSURED BONDS BECAUSE THE
COST OF INSURANCE IS PASSED ON TO
THE INVESTOR. SECOND, INSURANCE
DOESN'T PROTECT A BOND FROM
SUFFERING PRICE LOSSES. LIKE ALL
BONDS, INSURED BOND PRICES FLUCTUATE
IN RESPONSE TO SUPPLY, DEMAND,
INTEREST-RATE MOVEMENTS AND OTHER
FACTORS."

FUND FACTS
GOAL: TO PROVIDE HIGH CURRENT
INCOME EXEMPT FROM FEDERAL
INCOME TAX BY INVESTING
NORMALLY IN INVESTMENT-GRADE
MUNICIPAL SECURITIES
START DATE: SEPTEMBER 19, 1985
SIZE: AS OF OCTOBER 31, 1998,
MORE THAN $79 MILLION
MANAGER: NORM LIND, SINCE
1998; JOINED FIDELITY IN 1986
(CHECKMARK)


INVESTMENT CHANGES





TOP FIVE STATES AS OF OCTOBER 31, 1998

                                        % OF FUND'S   % OF FUND'S INVESTMENTS
                                        INVESTMENTS   IN THESE HOLDINGS
                                                      5 MONTHS AGO

CALIFORNIA                               13.1          16.7

NEW YORK                                 8.3           8.9

MASSACHUSETTS                            6.6           6.6

WASHINGTON                               5.5           4.0

TEXAS                                    5.2           7.6



TOP FIVE SECTORS AS OF OCTOBER 31, 1998

                                         % OF FUND'S   % OF FUND'S INVESTMENTS
                                         INVESTMENTS   IN THE THESE SECTORS
                                                       5 MONTHS AGO

EDUCATION                                 21.6          21.7

GENERAL OBLIGATIONS                       20.9          22.8

ELECTRIC UTILITIES                        16.2          16.2

HEALTH CARE                               14.6          9.3

HOUSING                                   5.2           5.3


AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1998

                                                         5 MONTHS AGO

YEARS                                              7.3   6.6

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1998

                                        5 MONTHS AGO

YEARS                             5.2   5.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION (MOODY'S RATINGS)

AS OF OCTOBER 31, 1998 AS OF MAY 31, 1998
AAA 46.1%
AA, A 34.5%
BAA 12.0%
SHORT-TERM
INVESTMENTS 7.4%
                       AAA 47.2%
                       AA, A 35.0%
                       BAA 11.4%
                       SHORT-TERM
                       INVESTMENTS 6.4%
ROW: 1, COL: 1, VALUE: 46.1
ROW: 1, COL: 2, VALUE: 34.5
ROW: 1, COL: 3, VALUE: 12.0
ROW: 1, COL: 4, VALUE: 7.4
ROW: 1, COL: 1, VALUE: 47.2
ROW: 1, COL: 2, VALUE: 35.0
ROW: 1, COL: 3, VALUE: 11.4
ROW: 1, COL: 4, VALUE: 6.4
ROW: 1, COL: 5, VALUE: NIL
ROW: 1, COL: 6, VALUE: NIL

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS OCTOBER 31, 1998

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 92.6%

MOODY'S RATINGS                                                 PRINCIPAL                 VALUE (NOTE 1)
(UNAUDITED) (F)                                                 AMOUNT

ALASKA - 3.6%

Alaska Student Ln. Corp. Student Ln. Rev.             Aaa       $ 300,000                 $ 309,411
Series A, 5% 7/1/03 (AMBAC Insured) (d)

North Slope Borough (Cap. Appreciation)               Aaa        3,000,000                 2,550,056
Series B, 0% 1/1/03 (MBIA Insured)

                                                                                           2,859,467

ARIZONA - 1.4%

Maricopa County Cmnty. College Dist.                  Aa1        1,000,000                 1,066,770
Series B, 5.25% 7/1/10

ARKANSAS - 1.1%

Arkansas Gen. Oblig. (Cap. Appreciation)              Aa3        1,000,000                 875,010
Series A, 0% 6/1/02

CALIFORNIA - 13.1%

California Ed. Facilities Auth. Rev. Rfdg.            AAA        225,000                   234,815
(Chapman Univ.) 5.375% 10/1/16
(Connie Lee Insured),

California Health Facilities Fin. Auth. Rev. (Casa    A+         2,275,000                 2,446,194
de Las Campanas) Series A, 5.375% 8/1/09
(California Health Prc. Cns. Ln. Prg. Insured)

California Hsg. Fin. Agcy. Rev. (Home Mtg.)           Aaa        1,000,000                 1,043,580
Series R, 5.35% 8/1/07 (MBIA Insured) (d)

California Poll. Cont. Fing. Auth. Resource           Baa3       500,000                   537,790
Recovery Rev. (Waste Mgmt., Inc.) Series A,
7.15% 2/1/11 (d)

California Rural Home Mtg. Fin. Auth. Lease Rev.      Aaa        2,000,000                 2,028,760
(Rural Lease Purp.) Series A, 4.45% 8/1/01
(MBIA Insured)

Los Angeles County Ctfs. of Prtn. (Disney Parking     Baa1       970,000                   755,446
Proj.) 0% 9/1/04

Los Angeles Unified School Dist. Series A, 6%         Aaa        250,000                   290,295
7/1/11 (FGIC Insured)

Sacramento Muni. Util. Dist. Elec. Rev. 5.45%         Aaa        1,000,000                 1,078,220
11/15/08 (FGIC Insured)

Sacramento Pwr. Auth. Cogeneration Proj. Rev.:

6% 7/1/02                                             BBB-       1,000,000                 1,071,950

6.5% 7/1/08                                           BBB-       300,000                   342,375

San Bernardino County Rfdg. Ctfs. of Prtn. (Med.      A3         500,000                   525,100
Ctr. Fing. Proj.) 5.25% 8/1/04

                                                                                           10,354,525

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                 PRINCIPAL                 VALUE (NOTE 1)
(UNAUDITED) (F)                                                 AMOUNT

COLORADO - 1.7%

Arapaho County Cap. Impt. Trust Fund Hwy. Rev.        Aaa       $ 3,620,000               $ 572,503
(Cap. Appreciation) Series C, 0% 8/31/26
(Pre-Refunded to 8/31/05 @ 20.862) (e)

Colorado Health Facilities Auth. Rev. Rfdg.           Baa2       500,000                   528,155
(Rocky Mountain Adventist) 6.25% 2/1/04

Denver City & County Arpt. Rev. Series A, 6.9%        Baa1       250,000                   250,235
11/15/98 (d)

                                                                                           1,350,893

DISTRICT OF COLUMBIA - 2.0%

District of Columbia Gen. Oblig. Rfdg. Series B       Aaa        1,000,000                 1,070,530
1, 5.4% 6/1/06 (AMBAC Insured)

District of Columbia Redev. Land Agcy.                Baa        500,000                   511,350
Washington D.C. Sports Arena Spl. Tax Rev.
5.4% 11/1/00

                                                                                           1,581,880

FLORIDA - 2.0%

Broward County Resource Recovery Rev. (SES            A3         480,000                   511,680
Broward Co. LP South Proj.) 7.95% 12/1/08

Dade County Aviation Rev. Rfdg.                       Aaa        500,000                   521,585
(Miami Int'l. Arpt.) Series A, 5.25% 10/1/01
(FSA Insured) (d)

Jacksonville Port Auth. Rev. Rfdg. 5.75%              Aaa        500,000                   555,445
11/1/09 (MBIA Insured) (d)

                                                                                           1,588,710

ILLINOIS - 2.0%

Chicago Midway Arpt. Rev. Series B, 6%                Aaa        300,000                   330,837
1/1/09 (MBIA Insured) (d)

Metropolitan Pier & Exposition Auth. Dedicated
Tax Rev. (Cap. Appreciation):

Series A:

0% 6/15/09                                            Aaa        435,000                   270,701

0% 6/15/09 (FGIC Insured)                             Aaa        65,000                    41,167
(Escrowed to Maturity) (e)

0% 6/15/00 (AMBAC Insured)                            Aaa        1,000,000                 947,640

                                                                                           1,590,345

IOWA - 1.3%

Iowa Student Ln. Liquidity Corp. Student Ln. Rev.     Aa1        1,000,000                 1,047,760
Series A, 6.35% 3/1/01

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                 PRINCIPAL                 VALUE (NOTE 1)
(UNAUDITED) (F)                                                 AMOUNT

KANSAS - 4.2%

Kansas Dev. Fin. Auth. Rev. (Sisters of Charity -
Leavenworth Health Svc. Co.):

5.25% 12/1/09 (MBIA Insured)                          Aaa       $ 1,385,000               $ 1,480,704

5.25% 12/1/11 (MBIA Insured)                          Aaa        1,750,000                 1,848,175

                                                                                           3,328,879

LOUISIANA - 2.4%

Louisiana Pub. Facilities Auth. Rev. Rfdg.            Aaa        1,825,000                 1,902,033
(Student Ln.) Series A 1, 6.2% 3/1/01

MAINE - 1.3%

Maine Edl. Ln. Marketing Corp. Ln. Rev. Series A      Aaa        1,000,000                 1,014,930
4, 5.45% 11/1/99 (d)

MASSACHUSETTS - 6.6%

Boston Rev. (Boston City Hosp.) Series A, 7.625%      Aaa        250,000                   272,560
2/15/21 (Pre-Refunded to 8/15/00
@101.666) (e)

Massachusetts Gen. Oblig. Rfdg. Series A, 5.5%        Aa3        250,000                   265,463
2/1/11

Massachusetts Health & Edl. Facilities Auth. Rev.     Aaa        700,000                   705,642
Rfdg. (Fairview Extended Care) Series B,
4.55% 1/1/21 (MBIA Insured)
LOC BankBoston NA

Massachusetts Ind. Fin. Agcy. Rev.                    A1         1,600,000                 1,376,096
(Massachusetts Biomedical) Series A 1, 0%
8/1/02

Massachusetts Tpk. Auth. Western Tpk. Rev.            Aaa        600,000                   606,450
Series A, 5.55% 1/1/17 (MBIA Insured)

New England Ed. Ln. Marketing Corp.                   A3         1,950,000                 1,990,599
Massachusetts Student Ln. Rev. Rfdg. Series B,
5.4% 6/1/00

                                                                                           5,216,810

MICHIGAN - 2.8%

Michigan Hosp. Fin. Auth. Rev. Rfdg.:

(McLaren Health Care Corp.) Series A,                 A1         2,000,000                 1,949,720
5% 6/1/19

(Mercy Health Svcs.) Series S, 5.75% 8/15/05          Aa3        200,000                   218,232

                                                                                           2,167,952

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                 PRINCIPAL                 VALUE (NOTE 1)
(UNAUDITED) (F)                                                 AMOUNT

MINNESOTA - 0.5%

Minneapolis Convention Ctr. (Cap. Appreciation)       Aaa       $ 200,000                 $ 172,064
Series B, 0% 12/1/02

Minnesota Higher Ed. Facilities Auth. Rev.            Aa3        200,000                   209,518
(Macalester College) Series 4 C, 5.5% 3/1/12

                                                                                           381,582

MONTANA - 1.6%

Montana Higher Ed. Student Assistance Corp.           A          1,225,000                 1,257,095
Student Ln. Rev. Series B, 6.6% 12/1/99 (d)

NEVADA - 0.7%

Clark County School Dist. Series A, 9.75%             Aaa        500,000                   573,890
6/1/01 (MBIA Insured)

NEW MEXICO - 4.8%

Albuquerque Arpt. Rev. Rfdg.:

6.25% 7/1/00 (AMBAC Insured) (d)                      Aaa        250,000                   260,393

6.75% 7/1/09 (AMBAC Insured) (d)                      Aaa        450,000                   534,380

New Mexico Edl. Assistance Foundation Student         Aaa        2,200,000                 2,355,760
Ln. Rev. Series IV A2, 6.65% 3/1/07

Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series A,       Aaa        500,000                   601,570
8% 5/15/04 (FSA Insured)

                                                                                           3,752,103

NEW YORK - 8.3%

Buffalo Gen. Oblig. Rfdg. Series C, 5.25%             Aaa        1,025,000                 1,082,933
12/1/13 (FGIC Insured)

New York City Gen. Oblig. Series H, 5.5%              A3         1,000,000                 1,061,340
8/1/12

New York State Dorm. Auth. Rev.:

Rfdg. (State Univ. Edl. Facs.) Series A,              A3         500,000                   560,310
6.5% 5/15/04

(City Univ. Sys. Consolidated) Series A,              Baa1       500,000                   556,760
5.75% 7/1/13

(City Univ. Sys.) Series C, 7.5% 7/1/10               Baa1       500,000                   616,770

New York State Local Gov't. Assistance Corp.:

Rfdg. Series A, 5.5% 4/1/04                           Aaa        100,000                   107,757
(AMBAC Insured)

(Cap. Appreciation) Series A, 0% 4/1/08               A3         1,000,000                 673,220

New York State Thruway Auth. Hwy. & Bridge            A3         500,000                   535,360
Trust Fund Series A, 5.8% 4/1/09

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                 PRINCIPAL                 VALUE (NOTE 1)
(UNAUDITED) (F)                                                 AMOUNT

NEW YORK - CONTINUED

New York State Thruway Auth. Svc. Contract Rev.
(Local Hwy. & Bridge):

5.4% 4/1/03                                           Baa1      $ 250,000                 $ 262,870

6% 4/1/03                                             Baa1       200,000                   215,342

New York State Urban Dev. Corp. Rev.:

Rfdg. (Correctional Facilities) 5.625% 1/1/07         Aaa        300,000                   323,322
(AMBAC Insured)

Series A, 5.5% 4/1/10 (MBIA Insured)                  Aaa        500,000                   541,380

                                                                                           6,537,364

NORTH CAROLINA - 4.8%

North Carolina Eastern Muni. Pwr. Agcy. Pwr.
Sys. Rev.:

Rfdg.:

Series B, 6% 1/1/06                                   Baa1       1,315,000                 1,438,728

Series C, 5.5% 1/1/07                                 Baa1       700,000                   749,896

Series A, 5.625% 1/1/03                               Baa1       500,000                   527,640

North Carolina Muni. Pwr. Agcy. #1 Catawba
Elec. Rev. Rfdg.:

5.75% 1/1/02                                          A3         750,000                   787,628

5.9% 1/1/03                                           A3         250,000                   266,815

                                                                                           3,770,707

OHIO - 1.0%

Ohio Bldg. Auth. Facilities (Adult Correctional)      Aaa        500,000                   542,885
Series A, 5.95% 10/1/14 (MBIA Insured)

Ohio Tpk. Commission Tpk. Rev. Series A, 5.6%         Aaa        250,000                   270,035
2/15/12 (MBIA Insured)

                                                                                           812,920

PENNSYLVANIA - 4.6%

Pennsylvania Convention Ctr. Auth. Rev. Rfdg.         Baa        110,000                   111,406
Series A, 5.75% 9/1/99

Pennsylvania Higher Edl. Facilities Auth. College     AA-        1,270,000                 1,397,572
& Univ. Rev. Rfdg. (RIDC Reg'l. Growth -
Carnegie Mellon Univ. Proj.) 6% 11/1/04

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                 PRINCIPAL                 VALUE (NOTE 1)
(UNAUDITED) (F)                                                 AMOUNT

PENNSYLVANIA - CONTINUED

Pennsylvania Hsg. Fin. Agcy. Rev. Rfdg.               Aa3       $ 1,000,000               $ 1,064,480
(Residential Dev. Section 8)
Series A, 7% 7/1/01

Philadelphia Gas Works Rev. Series A, 5.25%           Aaa        1,000,000                 1,069,920
7/1/05 (FSA Insured)

                                                                                           3,643,378

RHODE ISLAND - 1.3%

Rhode Island Student Ln. Auth. Student Ln. Rev.       A          1,000,000                 1,042,750
Rfdg. Series A, 6.55% 12/1/00

SOUTH CAROLINA - 3.0%

South Carolina Ed. Assistance Auth. Rev. Rfdg.:

(Guaranteed Student Ln.)                              A          1,000,000                 1,064,290
Series B, 5.7% 9/1/05 (d)

Series A 2, 5.4% 9/1/02                               AAA        1,250,000                 1,300,175

                                                                                           2,364,465

TENNESSEE - 1.6%

Memphis-Shelby County Arpt. Auth. Arpt. Rev.          Aaa        275,000                   284,529
Rfdg. Series A, 5.25% 2/15/01 (MBIA
Insured) (d)

Montgomery County Health Edl.& Hsg. Facilities        Baa2       1,000,000                 989,220
Board Hosp. Rev. Rfdg. & Impt. (Clarksville
Reg'l. Health Sys.) 5.375% 1/1/28

                                                                                           1,273,749

TEXAS - 5.2%

Austin Independent School Dist. School Bldg.          Aaa        500,000                   558,520
8.125% 8/1/01 (Escrowed to Maturity) (e)

Brazos Higher Ed. Auth., Inc. Student Ln. Rev.        Aaa        435,000                   457,076
Rfdg. Series A 1, 6.05% 12/1/01 (d)

Deer Park Independent School Dist. Rfdg. 0%           Aaa        200,000                   169,272
2/15/03

Hurst Euless Bedford Independent School Dist.         Aaa        1,000,000                 557,950
Rfdg. (Cap. Appreciation) 0% 8/15/11

Irving Independent School Dist. (Cap.                 Aaa        250,000                   238,985
Appreciation) 0% 2/15/00

Northside Independent School Dist. (School            Aaa        500,000                   528,945
Bldg.) 8.375% 2/1/00

San Antonio Gen. Oblig. Rfdg. 5.5% 8/1/02             Aa2        125,000                   133,193

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                 PRINCIPAL                 VALUE (NOTE 1)
(UNAUDITED) (F)                                                 AMOUNT

TEXAS - CONTINUED

Texas Pub. Fin. Auth. Bldg. Rev. Rfdg.                Aaa       $ 1,000,000               $ 1,154,750
(Texas Technical College) 6.25% 8/1/09
(MBIA Insured)

Univ. of Texas Permanent Univ. Fund 5% 7/1/10         Aaa        250,000                   262,780

                                                                                           4,061,471

UTAH - 3.5%

Intermountain Pwr. Agcy. Pwr.:

(Cap. Appreciation) Series A, 0% 7/1/06               Aaa        2,860,000                 2,076,703
(MBIA Insured)

Rfdg.:

Series B, 0% 7/1/00 (MBIA Insured)                    Aaa        500,000                   472,040

Series D, 5% 7/1/21 (MBIA Insured)                    Aaa        200,000                   196,804

                                                                                           2,745,547

VIRGINIA - 0.7%

Virginia Pub. Bldg. Auth. Pub. Facilities Rev.        Aa2        475,000                   502,203
Rfdg. Series A, 5% 8/1/05

WASHINGTON - 5.5%

King County Ltd. Tax Gen. Oblig. 5.9% 12/1/14         Aa1        1,000,000                 1,114,640

Washington Pub. Pwr. Supply Sys. Nuclear Proj.
#2 Rev.:

Rfdg. Series C, 7.5% 7/1/03                           Aa1        525,000                   576,261
(Pre-Refunded to 1/1/01 @102) (e)

5.4% 7/1/12 (a)                                       Aa1        2,000,000                 2,112,000

Washington Pub. Pwr. Supply Sys. Nuclear Proj.        Aa1        500,000                   528,750
#3 Rev. Rfdg. Series C, 5.1% 7/1/07

                                                                                           4,331,651

TOTAL MUNICIPAL BONDS                                                                      72,996,839
(Cost $69,856,860)


CASH EQUIVALENTS - 7.4%

                                       SHARES

Municipal Central Cash Fund (b)(c)      5,845,648                 5,845,648
(Cost $5,845,648)

TOTAL INVESTMENT IN SECURITIES - 100%                           $ 78,842,487
(Cost $75,702,508)


FUTURES CONTRACTS

                                     EXPIRATION        UNDERLYING        UNREALIZED
                                     DATE              FACE AMOUNT       GAIN/LOSS

PURCHASED

20 Bond Buyer Municipal Bond Index   Dec. 1998         $ 2,509,375       $ (38,839)
Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENTS IN SECURITIES - 3.1%.
LEGEND
(a) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $95,040.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.35%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        72.4%  AAA, AA, A    64.5%

Baa               10.2%  BBB           12.0%

Ba                0.0%   BB            0.0%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

Education                             21.6%

General Obligations                   20.9

Electric Utilities                    16.2

Health Care                           14.6

Housing                               5.2

Others (individually less than 5%)     21.5

TOTAL                                 100.0%

INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $75,702,508. Net unrealized appreciation aggregated $3,139,979, all of which related to appreciated investment securities.
The fund hereby designates approximately $224,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                      OCTOBER 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $75,702,508) -               $ 78,842,487
SEE ACCOMPANYING SCHEDULE

CASH                                                                   47,119

INTEREST RECEIVABLE                                                    1,100,168

OTHER RECEIVABLES                                                      911

 TOTAL ASSETS                                                          79,990,685

LIABILITIES

PAYABLE FOR FUND SHARES REDEEMED                            $ 27,413

DISTRIBUTIONS PAYABLE                                        82,600

ACCRUED MANAGEMENT FEE                                       25,803

DISTRIBUTION FEES PAYABLE                                    21,390

PAYABLE FOR DAILY VARIATION ON FUTURES CONTRACTS             15,000

OTHER PAYABLES AND ACCRUED EXPENSES                          67,695

 TOTAL LIABILITIES                                                     239,901

NET ASSETS                                                            $ 79,750,784

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                       $ 75,994,747

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                     654,897
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS              3,101,140

NET ASSETS                                                            $ 79,750,784


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 OCTOBER 31, 1998

CALCULATION OF MAXIMUM OFFERING PRICE                          $10.77
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($1,081,939 (DIVIDED BY) 100,473 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.25 OF $10.77)         $11.19

CLASS T:                                                       $10.77
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($60,070,263 (DIVIDED BY) 5,577,719 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/97.25 OF $10.77)         $11.07

CLASS B:                                                       $10.76
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($11,133,867 (DIVIDED BY) 1,034,393 SHARES) A

CLASS C:                                                       $10.77
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($1,137,075 (DIVIDED BY) 105,579 SHARES) A

INSTITUTIONAL CLASS:                                           $10.77
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($6,327,640 (DIVIDED BY) 587,618 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                                            ELEVEN MONTHS     YEAR ENDED
                                                            ENDED             NOVEMBER 30,
                                                            OCTOBER 31, 1998  1997

INTEREST INCOME                                             $ 3,222,527       $ 3,478,411

EXPENSES

MANAGEMENT FEE                                               242,984           255,140

TRANSFER AGENT FEES                                          114,374           127,011

DISTRIBUTION FEES                                            196,910           194,896

ACCOUNTING FEES AND EXPENSES                                 57,149            61,883

NON-INTERESTED TRUSTEES' COMPENSATION                        122               180

CUSTODIAN FEES AND EXPENSES                                  7,777             6,548

REGISTRATION FEES                                            70,508            74,299

AUDIT                                                        33,204            43,635

LEGAL                                                        11,795            886

MISCELLANEOUS                                                14,452            1,700

 TOTAL EXPENSES BEFORE REDUCTIONS                            749,275           766,178

 EXPENSE REDUCTIONS                                          (103,292)         (82,120)

 TOTAL EXPENSES AFTER REDUCTIONS                             645,983           684,058

NET INTEREST INCOME                                          2,576,544         2,794,353

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                       843,060           858,153

 FUTURES CONTRACTS                                           (11,061)          16,876

TOTAL NET REALIZED GAIN (LOSS)                               831,999           875,029

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                       850,690           175,681

 FUTURES CONTRACTS                                           (55,341)          16,502

TOTAL CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)   795,349           192,183

NET GAIN (LOSS)                                              1,627,348         1,067,212

NET INCREASE (DECREASE) IN NET ASSETS RESULTING             $ 4,203,892       $ 3,861,565
FROM OPERATIONS




STATEMENT OF CHANGES IN NET ASSETS
                                         ELEVEN MONTHS     YEAR ENDED    YEAR ENDED
                                         ENDED             NOVEMBER 30,  NOVEMBER 30,
                                         OCTOBER 31, 1998  1997          1996
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                               $ 2,576,544       $ 2,794,353   $ 3,449,493
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                 831,999            875,029       684,780

 CHANGE IN NET UNREALIZED                 795,349            192,183       (712,133)
 APPRECIATION (DEPRECIATION)

 NET INCREASE (DECREASE) IN NET ASSETS    4,203,892          3,861,565     3,422,140
RESULTING FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS             (2,576,544)        (2,794,353)   (3,449,493)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                   (172,795)          (6,721)       -

 TOTAL DISTRIBUTIONS                      (2,749,339)        (2,801,074)   (3,449,493)

SHARE TRANSACTIONS -                      14,997,838         (8,495,226)   (9,402,984)
NET INCREASE (DECREASE)

  TOTAL INCREASE (DECREASE)               16,452,391         (7,434,735)   (9,430,337)
  IN NET ASSETS

NET ASSETS

 BEGINNING OF PERIOD                      63,298,393        70,733,128    80,163,465

 END OF PERIOD                           $ 79,750,784      $ 63,298,393  $ 70,733,128




FINANCIAL HIGHLIGHTS - CLASS A
                                                     ELEVEN MONTHS ENDED     YEARS ENDED
                                                     OCTOBER 31,             NOVEMBER 30,

                                                     1998                  1997      1996 D
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 10.600              $ 10.410  $ 10.160

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .411                   .459      .113

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .200                   .191      .250

 TOTAL FROM INVESTMENT OPERATIONS                     .611                   .650      .363

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.411)                 (.459)    (.113)

 FROM NET REALIZED GAIN                               (.030)                 (.001)    -

 TOTAL DISTRIBUTIONS                                  (.441)                 (.460)    (.113)

NET ASSET VALUE, END OF PERIOD                       $ 10.770              $ 10.600  $ 10.410

TOTAL RETURN B, C                                     5.89%                  6.42%     3.59%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 1,082               $ 442     $ 103

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .90% A, E              .90% E    .90% A, E

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    4.19% A                4.37%     4.60% A

PORTFOLIO TURNOVER RATE                               26% A, F               18%       35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).



FINANCIAL HIGHLIGHTS - CLASS T
                              ELEVEN MONTHS ENDED               YEARS ENDED NOVEMBER 30,
                              OCTOBER 31,

                              1998                  1997      1996      1995      1994      1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 10.590              $ 10.410  $ 10.380  $ 9.400   $ 10.460  $ 11.080
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INTEREST                  .407                  .449      .461      .451      .455      .508
 INCOME

 NET REALIZED AND              .210                  .181      .030      .980      (1.040)   .260
 UNREALIZED
 GAIN (LOSS)

 TOTAL FROM                    .617                  .630      .491      1.431     (.585)    .768
 INVESTMENT
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.407)               (.449)    (.461)    (.451)    (.455)    (.508)
 INCOME

 FROM NET REALIZED             (.030)               (.001)    -         -         -         (.880)
 GAIN

 IN EXCESS OF NET              -                    -         -         -         (.020)    -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.437)               (.450)    (.461)    (.451)    (.475)    (1.388)

NET ASSET VALUE, END          $ 10.770              $ 10.590  $ 10.410  $ 10.380  $ 9.400   $ 10.460
OF PERIOD

TOTAL RETURN B, C              5.94%                 6.21%     4.89%     15.49%    (5.78)%   7.72%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS,                   $ 60,070              $ 48,830  $ 56,729  $ 62,852  $ 57,382  $ 39,800
END OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES              .95% A, D              1.00% D   1.00% D   .94% D    .90% D    .90% D
TO AVERAGE
NET ASSETS

RATIO OF NET INTEREST          4.15% A                4.32%     4.42%     4.56%     4.49%     4.76%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        26% A, E               18%       35%       53%       53%       46%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS B
                                  ELEVEN MONTHS ENDED          YEARS ENDED NOVEMBER 30,
                                  OCTOBER 31,

                                  1998                  1997      1996      1995      1994 D
SELECTED PER-SHARE DATA

NET ASSET VALUE,                  $ 10.590              $ 10.410  $ 10.380  $ 9.400   $ 9.890
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INTEREST INCOME               .339                   .382      .394      .373      .155

 NET REALIZED AND UNREALIZED       .200                   .181      .030      .980      (.490)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT             .539                   .563      .424      1.353     (.335)
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME          (.339)                 (.382)    (.394)    (.373)    (.155)

 FROM NET REALIZED GAIN            (.030)                 (.001)    -         -         -

 TOTAL DISTRIBUTIONS               (.369)                 (.383)    (.394)    (.373)    (.155)

NET ASSET VALUE, END OF PERIOD    $ 10.760              $ 10.590  $ 10.410  $ 10.380  $ 9.400

TOTAL RETURN B, C                  5.27%                  5.54%     4.21%     14.60%    (3.44)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 11,134              $ 7,917   $ 7,445   $ 6,226   $ 1,682
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE       1.65% A, E             1.65% E   1.66% E   1.68% E   1.65% A, E
NET ASSETS

RATIO OF NET INTEREST INCOME TO    3.45% A                3.67%     3.76%     3.71%     3.74% A
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE            26% A, F               18%       35%       53%       53%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS C
                                                     ELEVEN MONTHS ENDED   YEAR ENDED
                                                     OCTOBER 31,           NOVEMBER 30,

                                                     1998                  1997 D

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 10.590              $ 10.550

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .328                   .027

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .210                   .040

 TOTAL FROM INVESTMENT OPERATIONS                     .538                   .067

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.328)                 (.027)

 FROM NET REALIZED GAIN                               (.030)                 -

 TOTAL DISTRIBUTIONS                                  (.358)                 (.027)

NET ASSET VALUE, END OF PERIOD                       $ 10.770              $ 10.590

TOTAL RETURN B, C                                     5.16%                  0.63%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 1,137               $ 13

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.75% A, E             1.75% A, E

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    3.29% A                3.33% A

PORTFOLIO TURNOVER RATE                               26% A, F               18%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                              ELEVEN MONTHS ENDED             YEARS ENDED NOVEMBER 30,
                              OCTOBER 31,

                              1998                  1997      1996      1995      1994      1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 10.590              $ 10.410  $ 10.360  $ 9.410   $ 10.460  $ 11.080
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INTEREST INCOME           .427                   .475      .487      .477      .481      .536

 NET REALIZED AND              .210                   .181      .050      .950      (1.030)   .260
 UNREALIZED
 GAIN (LOSS)

 TOTAL FROM                    .637                   .656      .537      1.427     (.549)    .796
 INVESTMENT
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.427)                 (.475)    (.487)    (.477)    (.481)    (.536)
 INCOME

 FROM NET REALIZED             (.030)                 (.001)    -         -         -         (.880)
 GAIN

 IN EXCESS OF NET              -                       -         -         -         (.020)    -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.457)                 (.476)    (.487)    (.477)    (.501)    (1.416)

NET ASSET VALUE, END          $ 10.770              $ 10.590  $ 10.410  $ 10.360  $ 9.410   $ 10.460
OF PERIOD

TOTAL RETURN B, C              6.04%                  6.48%     5.36%     15.44%    (5.43)%   8.01%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS,                   $ 6,328               $ 6,098   $ 6,455   $ 11,085  $ 11,702  $ 15,076
END OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES              .75% A, D              .75% D    .75% D    .70% D    .65% D    .65% D
TO AVERAGE
NET ASSETS

RATIO OF EXPENSES TO           .75% A                 .75%      .74% E    .70%      .65%      .65%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST          4.36% A                4.57%     4.68%     4.96%     4.75%     5.01%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        26% A, F               18%       35%       53%       53%       46%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series VI (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. On October 16, 1997, the Board of Trustees approved a change in the fiscal year-end of the fund from November 30 to October
31. Accordingly, the financial statements of the fund are presented for the eleven month period ended October 31, 1998. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions and losses deferred due to futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $15,869,034 and $20,934,072, respectively.
The market value of futures contracts opened and closed during the period amounted to $15,909,407 and $14,563,151, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the periods ended October 31, 1998 and November 30, 1997, the management fee was equivalent to an annualized rate of .38% and an annual rate of .39%, respectively, of average net assets .
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED periods, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the periods, each class paid FDC the following amounts, a portion of which was retained by FDC:

          ELEVEN MONTHS ENDED
          OCTOBER 31, 1998

          PAID TO              RETAINED
          FDC                  BY FDC

CLASS A   $ 1,130              $ 214

CLASS T    121,547              1,926

CLASS B    69,603               50,270

CLASS C    4,630                4,611

          $ 196,910            $ 57,021

          YEAR ENDED
          NOVEMBER 30, 1997

          PAID TO              RETAINED
          FDC                  BY FDC

CLASS A   $ 521                $ -

CLASS T    127,082               -

CLASS B    67,287                48,596

CLASS C    6                     6

          $ 194,896            $ 48,602

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period ended October 31, 1998, the following amounts were paid to third parties under the Plans:

CLASS A               $ 182

CLASS T                6,183

CLASS B                1,941

CLASS C                611

INSTITUTIONAL CLASS    674

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
For the period ended October 31, 1998, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO   RETAINED
          FDC       BY FDC

CLASS A   $ 11,024  $ 4,498

CLASS T    15,232    4,671

CLASS B    8,419     8,419 *

CLASS C    534       534*

          $ 35,209  $ 18,122

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the periods, each class paid the following transfer agent fees:

                       ELEVEN MONTHS ENDED
                       OCTOBER 31, 1998

                       AMOUNT               % OF
                                            AVERAGE
                                            NET ASSETS

CLASS A                $ 2,121               .28*

CLASS T                 88,831               .18*

CLASS B                 12,448               .16*

CLASS C                 1,263                .27*

INSTITUTIONAL CLASS     9,711                .17*

                       $ 114,374

                       YEAR ENDED
                       NOVEMBER 30, 1997

                       AMOUNT               % OF
                                            AVERAGE
                                            NET ASSETS

CLASS A                $ 1,254              .36

CLASS T                 99,245              .20

CLASS B                 14,216              .19

CLASS C                 5                   .64*

INSTITUTIONAL CLASS     12,291              .18

                       $ 127,011

* ANNUALIZED
UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR          ELEVEN MONTHS ENDED   YEAR ENDED
                      EXPENSE      OCTOBER 31,           NOVEMBER 30,
                      LIMITATIONS  1998                  1997

CLASS A               .90%         $ 7,051               $ 29,398

CLASS T               .90%          51,409                19,986

CLASS B               1.65%         9,298                 15,147

CLASS C               1.75%         24,925                1,250

INSTITUTIONAL CLASS   .75%          10,609                14,954

                                   $ 103,292             $ 80,735

5. EXPENSE REDUCTIONS - CONTINUED
Effective May 29, 1998, Class T's expense limitation was changed from 1.00% to .90% of Class T's average net assets.
Effective December 1, 1998, Class A's, Class B's, Class C's and Institutional Class' expense limitations were changed to .85%, 1.60%, 1.70% and .70% of each class' average net assets, respectively.
In addition, the fund has entered into an arrangement with each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the year ended November 30, 1997, Class T's expenses were reduced by $1,385 under the transfer agent arrangement:
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:

                          ELEVEN MONTHS ENDED   YEARS ENDED
                          OCTOBER 31,           NOVEMBER 30,

                          1998                  1997 B        1996 A

FROM NET INTEREST INCOME

CLASS A                   $ 31,705              $ 15,189      $ 1,046

CLASS T                    2,019,325             2,195,690     2,699,983

CLASS B                    267,333               274,703       269,283

CLASS C                    15,339                26            -

INSTITUTIONAL CLASS        242,842               308,745       479,181

TOTAL                     $ 2,576,544           $ 2,794,353   $ 3,449,493

FROM NET REALIZED GAIN

CLASS A                   $ 1,246               $ 24          $ -

CLASS T                    136,882               5,310         -

CLASS B                    22,913                767           -

CLASS C                    35                    -             -

INSTITUTIONAL CLASS        11,719                620           -

TOTAL                     $ 172,795             $ 6,721       $ -

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:



                      SHARES                                       DOLLARS

                      ELEVEN MONTHS    YEAR ENDED    YEAR ENDED    ELEVEN MONTHS YEAR ENDED     YEAR ENDED
                      ENDED            NOVEMBER 30,  NOVEMBER 30,  ENDED         NOVEMBER 30,   NOVEMBER 30,
                      OCTOBER 31,      1997 B        1996 A        OCTOBER 31,   1997 B         1996 A
                      1998                                         1998
CLASS A               72,895           37,401        9,815        $ 774,852      $ 388,486      $ 99,788
SHARES SOLD

ISSUE IN EXCHANGE     52,153           -             -             554,907        -              -
FOR THE SHARES OF
FIDELITY ADVISOR
SHORT-INTERMEDIATE
MUNICIPAL INCOME
FUND CLASS A

REINVESTMENT OF       2,327            1,437         108           24,853         14,999         1,046
DISTRIBUTIONS

SHARES REDEEMED       (68,581)         (7,082)       -             (732,634)      (74,532)       -

NET INCREASE          58,794           31,756        9,923        $ 621,978      $ 328,953      $ 100,834
(DECREASE)

CLASS T               833,212          1,237,934     2,035,422    $ 8,684,653    $ 12,868,543   $ 20,912,410
SHARES SOLD

ISSUE IN EXCHANGE     1,639,675        -             -             17,446,147     -              -
FOR THE SHARES OF
FIDELITY ADVISOR
SHORT-INTERMEDIATE
MUNICIPAL INCOME
FUND CLASS T

REINVESTMENT OF       146,958          150,942       189,811       1,569,314      1,571,556      1,947,724
DISTRIBUTIONS

SHARES REDEEMED       (1,651,570)      (2,228,549)   (2,833,821)   (17,602,042)   (23,132,793)   (28,990,305)

NET INCREASE          968,275          (839,673)     (608,588)    $ 10,098,072   $ (8,692,694)  $ (6,130,171)
(DECREASE)

CLASS B               412,030          162,293       326,024      $ 4,400,752    $ 1,686,065    $ 3,345,475
SHARES SOLD

REINVESTMENT OF       17,176           17,600        17,066        183,295        183,295        175,043
DISTRIBUTIONS

SHARES REDEEMED       (142,402)        (147,606)     (227,839)     (1,517,988)    (1,530,078)    (2,324,198)

NET INCREASE          286,804          32,287        115,251      $ 3,066,059    $ 339,282      $ 1,196,320
(DECREASE)

CLASS C               123,360          1,185         -            $ 1,314,301    $ 12,505       $ -
SHARES SOLD

REINVESTMENT OF       1,212            2             -             12,987         25             -
DISTRIBUTIONS

SHARES REDEEMED       (20,180)         -             -             (217,401)      -              -

NET INCREASE          104,392          1,187         -            $ 1,109,887    $ 12,530       $ -
(DECREASE)


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
7. SHARE TRANSACTIONS - CONTINUED



                      SHARES                                       DOLLARS

                      ELEVEN MONTHS    YEAR ENDED    YEAR ENDED    ELEVEN MONTHS    YEAR ENDED    YEAR ENDED
                      ENDED            NOVEMBER 30,  NOVEMBER 30,  ENDED            NOVEMBER 30,  NOVEMBER 30,
                      OCTOBER 31,      1997          1996          OCTOBER 31,      1997          1996
                      1998                                         1998
INSTITUTIONAL         344,786          221,521       476,090       $ 3,651,862      $ 2,293,637   $ 4,887,410
CLASS
SHARES SOLD

ISSUE IN EXCHANGE     41,426           -             -                440,774       -             -
FOR THE SHARES OF
FIDELITY ADVISOR
SHORT-INTERMEDIATE
MUNICIPAL INCOME
FUND INSTITUTIONAL
CLASS

REINVESTMENT OF       3,754             5,385       6,443            40,053            55,968        66,083
DISTRIBUTIONS

SHARES REDEEMED       (378,091)         (271,323)   (932,023)        (4,030,847)       (2,832,902)   (9,523,460)

NET INCREASE          11,875            (44,417)    (449,490)       $ 101,842        $ (483,297)   $ (4,569,967)
(DECREASE)


8. REGISTRATION FEES.
For the periods, each class paid the following amounts to register its shares for sale:

                      ELEVEN MONTHS   YEAR ENDED
                      OCTOBER 31,     NOVEMBER 30,
                      1998            1997

CLASS A               $ 6,152         $ 28,753

CLASS T                19,311          14,768

CLASS B                10,543          14,527

CLASS C                24,408          1,253

INSTITUTIONAL CLASS    10,094          14,998

                      $ 70,508        $ 74,299

9. MERGER INFORMATION.
On May 28, 1998, Class A, Class T, and Institutional Class of the fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Short-Intermediate Municipal Income Fund Class A, Class T, and Institutional Class, respectively. Each acquisition was approved by the shareholders of each class of Fidelity Advisor Short-Intermediate Municipal Income Fund on May 4, 1998. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.
9. MERGER INFORMATION - CONTINUED
Class A's acquisition of Fidelity Advisor Short-Intermediate Class A was accomplished by an exchange of 52,123 shares of Class A for the 54,832 shares then outstanding of Fidelity Advisor Short-Intermediate Class A (each valued at $10.12). Class T's acquisition of Fidelity Advisor Short-Intermediate Class T was accomplished by an exchange of 1,639,675 shares of Class T for the 1,722,226 shares then outstanding of Fidelity Advisor Short-Intermediate Class T (each valued at $10.13). Institutional Class' acquisition of Fidelity Advisor Short-Intermediate Institutional Class was accomplished by an exchange of 41,426 shares of Institutional Class for the 43,512 shares then outstanding of Fidelity Advisor Short-Intermediate Institutional Class (each valued at $10.13).
Fidelity Advisor Short-Intermediate Municipal Income Fund's net assets, including $276,190 of unrealized appreciation, were combined with the fund for total net assets after the acquisition of $77,174,506.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VI and the Shareholders of Fidelity Advisor Intermediate Municipal Income Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Municipal Income Fund (a fund of Fidelity Advisor Series VI) at October 31, 1998, and the results of its operations for the eleven month period then ended and the year ended November 30, 1997, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
December 8, 1998

DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

CLASS A
PAY DATE      12/29/97 12/7/98
RECORD DATE   12/26/97 12/4/98
DIVIDENDS     $-       $-
SHORT-TERM
CAPITAL GAINS $-       $-
LONG-TERM
CAPITAL GAINS $.03     $.08
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate     -        -
 20% rate     100%     100%

CLASS T
PAY DATE      12/29/97 12/7/98
RECORD DATE   12/26/97 12/4/98
DIVIDENDS     $-       $-
SHORT-TERM
CAPITAL GAINS $-       $-
LONG-TERM
CAPITAL GAINS $.03     $.08
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate       -       -
 20% rate     100%     100%

CLASS B
PAY DATE      12/29/97 12/7/98
RECORD DATE   12/26/97 12/4/98
DIVIDENDS     $-       $-
SHORT-TERM
CAPITAL GAINS $-       $-
LONG-TERM
CAPITAL GAINS $.03     $.08
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate       -        -
 20% rate     100%     100%

CLASS C
PAY DATE      12/29/97 12/7/98
RECORD DATE   12/26/97 12/4/98
DIVIDENDS     $-       $-
SHORT-TERM
CAPITAL GAINS $-       $-
LONG-TERM
CAPITAL GAINS $.03     $.08
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate       -       -
 20% rate     100%     100%

The fund will notify shareholders in January 1999 of the applicable percentages for use in preparing 1998 income tax returns.
During fiscal year ended 1998, 100% of the fund's income dividends was free from federal income tax, and 12.78% of the fund's income dividends was subject to the federal alternative minimum tax.

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on October 7, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting. PROPOSAL 1
To approve an amended management contract for the fund.
               # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    34,867,170.38   87.284

AGAINST        2,146,147.59    5.373

ABSTAIN        2,933,345.14    7.343

TOTAL          39,946,663.11   100.000

PROPOSAL 2
To amend the fund's fundamental investment limitation concerning diversification.
               # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    36,036,081.55   90.210

AGAINST        812,448.21      2.034

ABSTAIN        3,098,133.35    7.756

TOTAL          39,946,663.11   100.000

PROPOSAL 3
To approve an agreement and plan providing for the reorganization of the fund from a separate series of one Massachusetts business trust to another.
               # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    35,992,091.07   90.616

AGAINST        760,732.69      1.916

ABSTAIN        2,966,334.87    7.468

TOTAL          39,719,158.63   100.000

BROKER         227,504.48
NON-VOTES

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith, Assistant Vice President
Norman U. Lind, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund

LTTE-ANN-1298  67027
1.539401.101

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)(registered trademark)

FIDELITY ADVISOR
INTERMEDIATE MUNICIPAL INCOME FUND - INSTITUTIONAL CLASS

ANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               7   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST FIVE MONTHS.

INVESTMENTS             11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    20  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   29  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   39  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           40

PROXY VOTING RESULTS    41

NOTE TO SHAREHOLDERS: The fiscal year end for Fidelity Advisor Intermediate Municipal Income Fund recently changed from November 30 to October 31. This change was made in order to align the fund's fiscal year end more closely with other similar Fidelity Advisor FundsSM.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - INSTITUTIONAL
CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                    PAST 1  PAST 5  PAST 10
                                                  YEAR    YEARS   YEARS

FIDELITY ADV INT MUNICIPAL INCOME - INST CL       6.63%   28.88%  89.66%

LB 1-17 YEAR MUNICIPAL BOND                       7.46%   34.05%  N/A

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE         6.53%   29.68%  94.19%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years.
To measure how Institutional Class' performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 146 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998               PAST 1  PAST 5  PAST 10
                                             YEAR    YEARS   YEARS

FIDELITY ADV INT MUNICIPAL INCOME - INST CL  6.63%   5.21%   6.61%

LB 1-17 YEAR MUNICIPAL BOND                  7.46%   6.04%   N/A

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE    6.53%   5.33%   6.85%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL I       LB Municipal Bond
             00089                       LB015
  1988/10/31      10000.00                    10000.00
  1988/11/30       9967.47                     9908.40
  1988/12/31      10030.36                    10009.76
  1989/01/31      10131.87                    10216.76
  1989/02/28      10071.36                    10100.19
  1989/03/31      10039.42                    10076.05
  1989/04/30      10181.32                    10315.26
  1989/05/31      10333.36                    10529.51
  1989/06/30      10446.77                    10672.50
  1989/07/31      10551.02                    10817.75
  1989/08/31      10516.84                    10711.84
  1989/09/30      10514.76                    10679.92
  1989/10/31      10599.09                    10810.54
  1989/11/30      10715.05                    10999.72
  1989/12/31      10811.64                    11089.70
  1990/01/31      10776.37                    11037.25
  1990/02/28      10872.06                    11135.48
  1990/03/31      10890.58                    11138.82
  1990/04/30      10778.59                    11058.17
  1990/05/31      10975.11                    11299.57
  1990/06/30      11065.98                    11398.90
  1990/07/31      11199.52                    11566.46
  1990/08/31      11134.40                    11398.51
  1990/09/30      11164.22                    11405.01
  1990/10/31      11289.08                    11611.90
  1990/11/30      11469.19                    11845.41
  1990/12/31      11500.15                    11896.94
  1991/01/31      11628.56                    12056.60
  1991/02/28      11734.43                    12161.49
  1991/03/31      11742.31                    12165.87
  1991/04/30      11848.76                    12327.67
  1991/05/31      11943.68                    12437.27
  1991/06/30      11950.94                    12424.95
  1991/07/31      12070.64                    12576.29
  1991/08/31      12167.09                    12741.92
  1991/09/30      12241.67                    12907.82
  1991/10/31      12373.13                    13023.99
  1991/11/30      12404.31                    13060.33
  1991/12/31      12609.28                    13340.60
  1992/01/31      12697.37                    13371.02
  1992/02/29      12711.93                    13375.30
  1992/03/31      12663.33                    13380.25
  1992/04/30      12751.90                    13499.33
  1992/05/31      12891.77                    13658.22
  1992/06/30      13060.96                    13887.40
  1992/07/31      13342.24                    14303.75
  1992/08/31      13243.60                    14164.29
  1992/09/30      13367.29                    14256.92
  1992/10/31      13276.00                    14116.77
  1992/11/30      13521.36                    14369.61
  1992/12/31      13527.51                    14516.32
  1993/01/31      13697.84                    14685.14
  1993/02/28      14067.39                    15216.31
  1993/03/31      13930.87                    15055.47
  1993/04/30      14031.48                    15207.38
  1993/05/31      14093.30                    15292.84
  1993/06/30      14245.24                    15548.08
  1993/07/31      14278.39                    15568.45
  1993/08/31      14531.16                    15892.59
  1993/09/30      14685.06                    16073.60
  1993/10/31      14716.12                    16104.62
  1993/11/30      14604.85                    15962.74
  1993/12/31      14871.72                    16299.72
  1994/01/31      15013.02                    16485.86
  1994/02/28      14627.54                    16058.87
  1994/03/31      14059.45                    15404.96
  1994/04/30      14186.83                    15535.59
  1994/05/31      14316.82                    15670.28
  1994/06/30      14216.98                    15574.54
  1994/07/31      14418.16                    15860.02
  1994/08/31      14475.68                    15914.90
  1994/09/30      14302.13                    15681.27
  1994/10/31      14101.98                    15402.77
  1994/11/30      13811.30                    15124.28
  1994/12/31      14064.05                    15457.17
  1995/01/31      14405.82                    15898.94
  1995/02/28      14774.16                    16361.28
  1995/03/31      14939.02                    16549.27
  1995/04/30      14937.98                    16568.80
  1995/05/31      15282.46                    17097.51
  1995/06/30      15203.50                    16948.76
  1995/07/31      15320.77                    17109.43
  1995/08/31      15515.96                    17326.38
  1995/09/30      15618.70                    17436.06
  1995/10/31      15788.70                    17689.58
  1995/11/30      15943.44                    17983.05
  1995/12/31      16085.27                    18155.86
  1996/01/31      16196.41                    18292.94
  1996/02/29      16147.19                    18169.46
  1996/03/31      15991.70                    17937.26
  1996/04/30      15944.30                    17886.49
  1996/05/31      15930.14                    17879.34
  1996/06/30      16072.20                    18074.05
  1996/07/31      16200.83                    18238.52
  1996/08/31      16202.82                    18234.14
  1996/09/30      16363.12                    18489.42
  1996/10/31      16525.13                    18698.54
  1996/11/30      16797.38                    19040.72
  1996/12/31      16752.94                    18960.75
  1997/01/31      16787.16                    18996.58
  1997/02/28      16929.06                    19170.97
  1997/03/31      16732.52                    18915.42
  1997/04/30      16861.76                    19073.75
  1997/05/31      17059.47                    19360.61
  1997/06/30      17223.13                    19566.81
  1997/07/31      17654.31                    20108.81
  1997/08/31      17504.42                    19920.39
  1997/09/30      17703.16                    20156.84
  1997/10/31      17787.63                    20286.45
  1997/11/30      17885.75                    20405.73
  1997/12/31      18105.53                    20703.45
  1998/01/31      18257.76                    20917.11
  1998/02/28      18250.34                    20923.39
  1998/03/31      18266.62                    20941.80
  1998/04/30      18196.28                    20847.35
  1998/05/31      18437.33                    21177.37
  1998/06/30      18503.78                    21260.81
  1998/07/31      18521.31                    21314.17
  1998/08/31      18781.14                    21643.47
  1998/09/30      18987.10                    21913.15
  1998/10/30      18966.34                    21912.71
IMATRL PRASUN   SHR__CHT 19981031 19981123 151853 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Institutional Class on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have grown to $18,966 - an 89.66% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,913 - a 119.13% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                        YEARS ENDED OCTOBER 31,

                  1998   1997   1996    1995    1994

DIVIDEND RETURNS  4.54%  4.81%  4.85%   5.22%   4.45%

CAPITAL RETURNS   2.09%  2.83%  -0.19%   6.74%  -8.62%

TOTAL RETURNS     6.63%  7.64%  4.66%   11.96%  -4.17%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998          PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     3.82(CENTS)  23.31(CENTS)  46.52(CENTS)

ANNUALIZED DIVIDEND RATE                4.16%        4.33%         4.36%

30-DAY ANNUALIZED YIELD                 3.54%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  5.53%        -             -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.81 over the past one month, $10.69 over the past six months and $10.66 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.
It also helps you compare funds from different companies on an equal basis. The tax equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Despite heavy new supply and
slack demand for municipal bonds,
and an extreme flight to Treasuries
by investors, the municipal bond
market turned in a solid
performance for the 12 months
ended October 31, 1998. While
the glut of new issues hurt the price
of munis, their yields - which
move in the opposite direction of
prices - became attractive relative
to taxable bonds. Two interest-rate
cuts by the Federal Reserve Board
and low inflation provided
additional support. During this
period, the Lehman Brothers
Municipal Bond Index - a popular
measure of the municipal bond
market - returned 8.02%. By
comparison, the Lehman Brothers
Aggregate Bond Index - a widely
followed measure of taxable bond
performance - returned 9.34%
during the period. Throughout most
of the period, low interest rates and
a stable economy resulted in a
flood of municipalities rushing to
sell bonds this year. In fact, 1998 is
on track to top the record $293
billion muni-bond issuance during
1993. While waves of new issues
kept total return in check, volatility
in the equity markets, concerns
about the impact of overseas
markets on the U.S. economy and
the attractive level of muni-bond
yields provided support through
the end of September. Late in the
period, however, as equity markets
rallied, demand for the safety of
municipal bonds weakened,
putting further pressure on prices.
An interview with Norm Lind, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund
Q. HOW DID THE FUND PERFORM, NORM?
A. For the 12-month period that ended October 31, 1998, the fund's Institutional Class shares had a total return of 6.63%. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned 6.53% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-17 Year Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 7.46% for the same 12-month period.
Q. WHICH TYPES OF MUNICIPAL BONDS PERFORMED WELL OVER THE PAST YEAR?
A. Bonds rated Baa - which made up roughly 12% of the fund's investments at the end of the period - were among the fund's best performers during that time frame. Bond yields drifted lower throughout most of the year, forcing investors to seek out lower-quality, investment-grade bonds because of their yield advantage over higher-rated bonds. That growing demand for Baa-rated bonds, coupled with what proved to be a limited supply of them, boosted their prices.
Q. IN LIGHT OF THAT STRONG PERFORMANCE, WHY DID YOU KEEP THE MAJORITY OF THE FUND'S HOLDINGS IN HIGHER-RATED SECURITIES?
A. When Baa-bond prices rose, their yields - which move in the opposite direction of their prices - fell and their yield advantage over the top-rated Aaa bonds became quite small. In other words, the slight amount of additional yield they offered over Aaa-rated bonds generally wasn't enough to cover the extra risk they carried. Given that the yield spread - the difference in yield between Aaa-rated and Baa-rated bonds - was very small from a historical perspective, I didn't think it had much room to tighten further, so the potential upside for Baa-rated bonds was limited. I also became concerned that if the spread were to increase, or widen, again in response to an economic downturn, Baa-rated bonds would suffer price losses that would more than overwhelm their small income advantage. To replace some Baa-rated bonds that I sold - such as some of the fund's holdings in bonds issued by New York state - I bought higher-rated bonds.
Q. WHICH TYPES OF BONDS WERE LAGGARDS DURING THE PERIOD?
A. Bonds sensitive to being prepaid before maturity lagged the overall municipal market. For example, housing bonds - which are pools of home mortgages - experienced increased prepayment activity when interest rates fell and mortgage borrowers refinanced their debt. While prepayment is good for the borrower because it lowers their interest costs, it can be bad for housing bond holders because it potentially forces them to reinvest at lower prevailing interest rates.
Q. DID YOU SHIFT THE FUND'S INVESTMENTS AMONG VARIOUS SECTORS OF THE MUNICIPAL MARKET?
A. Yes, I did. Economic turmoil in Asia, Russia and Latin America increased the possibility that the U.S. economy would slow in response. With that in mind, I felt that the risk that economically sensitive municipal bonds would be hurt in the event of an economic slowdown outweighed the potential for them to appreciate much more, given that I believe we may be in the late stages of a protracted economic upswing. So I sold some more-economically sensitive bonds, replacing them with bonds that historically have proven more resilient during periods of economic weakness. For example, I reduced the fund's stake in industrial revenue bonds, which are bonds issued by a municipality on behalf of a corporate entity. As such, the performance of an industrial revenue bond is sensitive to the fortunes of the corporation on whose behalf it's issued. I also sold some general obligation bonds, which are repaid by the general revenues of an issuer, including property, sales and income taxes. At the same time I added more bonds issued by water, sewer and electric utilities. That's because utilities generally are less sensitive to the economy's ups and downs because of their essential nature.
Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET?
A. At the end of the period, municipal bonds were priced quite attractively relative to their U.S. Treasury counterparts when viewed from a historical basis. One measure of how inexpensive they were was that their yields were roughly 95% of Treasury yields, as opposed to their more historical yield of between 65% and 80% of Treasuries. If the demand for municipals rises, municipal bond yields - which move in the opposite direction of their prices - would likely move back to their historical relationship with Treasuries and perform relatively well as a result. Of course, the main factor that will determine municipal bond performance is the direction of interest rates, which could move any direction from here.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

NORM LIND ON THE ROLE OF
MUNICIPAL BOND INSURANCE:
"THE ROLE OF MUNICIPAL BOND
INSURANCE HAS GROWN DRAMATICALLY
DURING THE PAST DECADE AS THE
NUMBER OF MUNICIPAL BONDS WITH
INSURANCE HAS MUSHROOMED.
MUNICIPAL BOND INSURANCE,
UNDERWRITTEN BY PRIVATE INSURERS,
GUARANTEES THE TIMELY PAYMENT OF
PRINCIPAL AND INTEREST SHOULD THE
ISSUER DEFAULT ON THE UNDERLYING
DEBT. INSURANCE CAN BE PURCHASED
EITHER BY THE ISSUER OR AN INVESTOR.
BECAUSE THEY GENERALLY ENJOY THE
HIGHEST CREDIT RATING (AAA, AAA OR
OTHER, DEPENDING ON THE INSURER),
INSURED BONDS TEND TO BE MORE
POPULAR THAN UNINSURED BONDS AMONG
MANY TYPES OF INVESTORS.
"INSURED BONDS HAVE A COUPLE OF
CHARACTERISTICS THAT INVESTORS
SHOULD UNDERSTAND. THEY TEND TO
OFFER LOWER YIELDS THAN SIMILARLY
RATED UNINSURED BONDS BECAUSE THE
COST OF INSURANCE IS PASSED ON TO
THE INVESTOR. SECOND, INSURANCE
DOESN'T PROTECT A BOND FROM
SUFFERING PRICE LOSSES. LIKE ALL
BONDS, INSURED BOND PRICES FLUCTUATE
IN RESPONSE TO SUPPLY, DEMAND,
INTEREST-RATE MOVEMENTS AND OTHER
FACTORS."

FUND FACTS
GOAL: TO PROVIDE HIGH CURRENT
INCOME EXEMPT FROM FEDERAL
INCOME TAX BY INVESTING
NORMALLY IN INVESTMENT-GRADE
MUNICIPAL SECURITIES
START DATE: SEPTEMBER 19, 1985
SIZE: AS OF OCTOBER 31, 1998,
MORE THAN $79 MILLION
MANAGER: NORM LIND, SINCE
1998; JOINED FIDELITY IN 1986
(CHECKMARK)


INVESTMENT CHANGES





TOP FIVE STATES AS OF OCTOBER 31, 1998

                                        % OF FUND'S   % OF FUND'S INVESTMENTS
                                        INVESTMENTS   IN THESE HOLDINGS
                                                      5 MONTHS AGO

CALIFORNIA                               13.1          16.7

NEW YORK                                 8.3           8.9

MASSACHUSETTS                            6.6           6.6

WASHINGTON                               5.5           4.0

TEXAS                                    5.2           7.6



TOP FIVE SECTORS AS OF OCTOBER 31, 1998

                                         % OF FUND'S   % OF FUND'S INVESTMENTS
                                         INVESTMENTS   IN THE THESE SECTORS
                                                       5 MONTHS AGO

EDUCATION                                 21.6          21.7

GENERAL OBLIGATIONS                       20.9          22.8

ELECTRIC UTILITIES                        16.2          16.2

HEALTH CARE                               14.6          9.3

HOUSING                                   5.2           5.3


AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1998

                                                         5 MONTHS AGO

YEARS                                              7.3   6.6

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1998

                                        5 MONTHS AGO

YEARS                             5.2   5.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION (MOODY'S RATINGS)

AS OF OCTOBER 31, 1998 AS OF MAY 31, 1998
AAA 46.1%
AA, A 34.5%
BAA 12.0%
SHORT-TERM
INVESTMENTS 7.4%
AAA 47.2%
AA, A 35.0%
BAA 11.4%
SHORT-TERM
INVESTMENTS 6.4%
ROW: 1, COL: 1, VALUE: 46.1
ROW: 1, COL: 2, VALUE: 34.5
ROW: 1, COL: 3, VALUE: 12.0
ROW: 1, COL: 4, VALUE: 7.4
ROW: 1, COL: 1, VALUE: 47.2
ROW: 1, COL: 2, VALUE: 35.0
ROW: 1, COL: 3, VALUE: 11.4
ROW: 1, COL: 4, VALUE: 6.4
ROW: 1, COL: 5, VALUE: NIL
ROW: 1, COL: 6, VALUE: NIL
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS OCTOBER 31, 1998

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 92.6%

MOODY'S RATINGS                                                 PRINCIPAL                 VALUE (NOTE 1)
(UNAUDITED) (F)                                                 AMOUNT

ALASKA - 3.6%

Alaska Student Ln. Corp. Student Ln. Rev.             Aaa       $ 300,000                 $ 309,411
Series A, 5% 7/1/03 (AMBAC Insured) (d)

North Slope Borough (Cap. Appreciation)               Aaa        3,000,000                 2,550,056
Series B, 0% 1/1/03 (MBIA Insured)

                                                                                           2,859,467

ARIZONA - 1.4%

Maricopa County Cmnty. College Dist.                  Aa1        1,000,000                 1,066,770
Series B, 5.25% 7/1/10

ARKANSAS - 1.1%

Arkansas Gen. Oblig. (Cap. Appreciation)              Aa3        1,000,000                 875,010
Series A, 0% 6/1/02

CALIFORNIA - 13.1%

California Ed. Facilities Auth. Rev. Rfdg.            AAA        225,000                   234,815
(Chapman Univ.) 5.375% 10/1/16
(Connie Lee Insured),

California Health Facilities Fin. Auth. Rev. (Casa    A+         2,275,000                 2,446,194
de Las Campanas) Series A, 5.375% 8/1/09
(California Health Prc. Cns. Ln. Prg. Insured)

California Hsg. Fin. Agcy. Rev. (Home Mtg.)           Aaa        1,000,000                 1,043,580
Series R, 5.35% 8/1/07 (MBIA Insured) (d)

California Poll. Cont. Fing. Auth. Resource           Baa3       500,000                   537,790
Recovery Rev. (Waste Mgmt., Inc.) Series A,
7.15% 2/1/11 (d)

California Rural Home Mtg. Fin. Auth. Lease Rev.      Aaa        2,000,000                 2,028,760
(Rural Lease Purp.) Series A, 4.45% 8/1/01
(MBIA Insured)

Los Angeles County Ctfs. of Prtn. (Disney Parking     Baa1       970,000                   755,446
Proj.) 0% 9/1/04

Los Angeles Unified School Dist. Series A, 6%         Aaa        250,000                   290,295
7/1/11 (FGIC Insured)

Sacramento Muni. Util. Dist. Elec. Rev. 5.45%         Aaa        1,000,000                 1,078,220
11/15/08 (FGIC Insured)

Sacramento Pwr. Auth. Cogeneration Proj. Rev.:

6% 7/1/02                                             BBB-       1,000,000                 1,071,950

6.5% 7/1/08                                           BBB-       300,000                   342,375

San Bernardino County Rfdg. Ctfs. of Prtn. (Med.      A3         500,000                   525,100
Ctr. Fing. Proj.) 5.25% 8/1/04

                                                                                           10,354,525

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                 PRINCIPAL                 VALUE (NOTE 1)
(UNAUDITED) (F)                                                 AMOUNT

COLORADO - 1.7%

Arapaho County Cap. Impt. Trust Fund Hwy. Rev.        Aaa       $ 3,620,000               $ 572,503
(Cap. Appreciation) Series C, 0% 8/31/26
(Pre-Refunded to 8/31/05 @ 20.862) (e)

Colorado Health Facilities Auth. Rev. Rfdg.           Baa2       500,000                   528,155
(Rocky Mountain Adventist) 6.25% 2/1/04

Denver City & County Arpt. Rev. Series A, 6.9%        Baa1       250,000                   250,235
11/15/98 (d)

                                                                                           1,350,893

DISTRICT OF COLUMBIA - 2.0%

District of Columbia Gen. Oblig. Rfdg. Series B       Aaa        1,000,000                 1,070,530
1, 5.4% 6/1/06 (AMBAC Insured)

District of Columbia Redev. Land Agcy.                Baa        500,000                   511,350
Washington D.C. Sports Arena Spl. Tax Rev.
5.4% 11/1/00

                                                                                           1,581,880

FLORIDA - 2.0%

Broward County Resource Recovery Rev. (SES            A3         480,000                   511,680
Broward Co. LP South Proj.) 7.95% 12/1/08

Dade County Aviation Rev. Rfdg.                       Aaa        500,000                   521,585
(Miami Int'l. Arpt.) Series A, 5.25% 10/1/01
(FSA Insured) (d)

Jacksonville Port Auth. Rev. Rfdg. 5.75%              Aaa        500,000                   555,445
11/1/09 (MBIA Insured) (d)

                                                                                           1,588,710

ILLINOIS - 2.0%

Chicago Midway Arpt. Rev. Series B, 6%                Aaa        300,000                   330,837
1/1/09 (MBIA Insured) (d)

Metropolitan Pier & Exposition Auth. Dedicated
Tax Rev. (Cap. Appreciation):

Series A:

0% 6/15/09                                            Aaa        435,000                   270,701

0% 6/15/09 (FGIC Insured)                             Aaa        65,000                    41,167
(Escrowed to Maturity) (e)

0% 6/15/00 (AMBAC Insured)                            Aaa        1,000,000                 947,640

                                                                                           1,590,345

IOWA - 1.3%

Iowa Student Ln. Liquidity Corp. Student Ln. Rev.     Aa1        1,000,000                 1,047,760
Series A, 6.35% 3/1/01

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                 PRINCIPAL                 VALUE (NOTE 1)
(UNAUDITED) (F)                                                 AMOUNT

KANSAS - 4.2%

Kansas Dev. Fin. Auth. Rev. (Sisters of Charity -
Leavenworth Health Svc. Co.):

5.25% 12/1/09 (MBIA Insured)                          Aaa       $ 1,385,000               $ 1,480,704

5.25% 12/1/11 (MBIA Insured)                          Aaa        1,750,000                 1,848,175

                                                                                           3,328,879

LOUISIANA - 2.4%

Louisiana Pub. Facilities Auth. Rev. Rfdg.            Aaa        1,825,000                 1,902,033
(Student Ln.) Series A 1, 6.2% 3/1/01

MAINE - 1.3%

Maine Edl. Ln. Marketing Corp. Ln. Rev. Series A      Aaa        1,000,000                 1,014,930
4, 5.45% 11/1/99 (d)

MASSACHUSETTS - 6.6%

Boston Rev. (Boston City Hosp.) Series A, 7.625%      Aaa        250,000                   272,560
2/15/21 (Pre-Refunded to 8/15/00
@101.666) (e)

Massachusetts Gen. Oblig. Rfdg. Series A, 5.5%        Aa3        250,000                   265,463
2/1/11

Massachusetts Health & Edl. Facilities Auth. Rev.     Aaa        700,000                   705,642
Rfdg. (Fairview Extended Care) Series B,
4.55% 1/1/21 (MBIA Insured)
LOC BankBoston NA

Massachusetts Ind. Fin. Agcy. Rev.                    A1         1,600,000                 1,376,096
(Massachusetts Biomedical) Series A 1, 0%
8/1/02

Massachusetts Tpk. Auth. Western Tpk. Rev.            Aaa        600,000                   606,450
Series A, 5.55% 1/1/17 (MBIA Insured)

New England Ed. Ln. Marketing Corp.                   A3         1,950,000                 1,990,599
Massachusetts Student Ln. Rev. Rfdg. Series B,
5.4% 6/1/00

                                                                                           5,216,810

MICHIGAN - 2.8%

Michigan Hosp. Fin. Auth. Rev. Rfdg.:

(McLaren Health Care Corp.) Series A,                 A1         2,000,000                 1,949,720
5% 6/1/19

(Mercy Health Svcs.) Series S, 5.75% 8/15/05          Aa3        200,000                   218,232

                                                                                           2,167,952

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                 PRINCIPAL                 VALUE (NOTE 1)
(UNAUDITED) (F)                                                 AMOUNT

MINNESOTA - 0.5%

Minneapolis Convention Ctr. (Cap. Appreciation)       Aaa       $ 200,000                 $ 172,064
Series B, 0% 12/1/02

Minnesota Higher Ed. Facilities Auth. Rev.            Aa3        200,000                   209,518
(Macalester College) Series 4 C, 5.5% 3/1/12

                                                                                           381,582

MONTANA - 1.6%

Montana Higher Ed. Student Assistance Corp.           A          1,225,000                 1,257,095
Student Ln. Rev. Series B, 6.6% 12/1/99 (d)

NEVADA - 0.7%

Clark County School Dist. Series A, 9.75%             Aaa        500,000                   573,890
6/1/01 (MBIA Insured)

NEW MEXICO - 4.8%

Albuquerque Arpt. Rev. Rfdg.:

6.25% 7/1/00 (AMBAC Insured) (d)                      Aaa        250,000                   260,393

6.75% 7/1/09 (AMBAC Insured) (d)                      Aaa        450,000                   534,380

New Mexico Edl. Assistance Foundation Student         Aaa        2,200,000                 2,355,760
Ln. Rev. Series IV A2, 6.65% 3/1/07

Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series A,       Aaa        500,000                   601,570
8% 5/15/04 (FSA Insured)

                                                                                           3,752,103

NEW YORK - 8.3%

Buffalo Gen. Oblig. Rfdg. Series C, 5.25%             Aaa        1,025,000                 1,082,933
12/1/13 (FGIC Insured)

New York City Gen. Oblig. Series H, 5.5%              A3         1,000,000                 1,061,340
8/1/12

New York State Dorm. Auth. Rev.:

Rfdg. (State Univ. Edl. Facs.) Series A,              A3         500,000                   560,310
6.5% 5/15/04

(City Univ. Sys. Consolidated) Series A,              Baa1       500,000                   556,760
5.75% 7/1/13

(City Univ. Sys.) Series C, 7.5% 7/1/10               Baa1       500,000                   616,770

New York State Local Gov't. Assistance Corp.:

Rfdg. Series A, 5.5% 4/1/04                           Aaa        100,000                   107,757
(AMBAC Insured)

(Cap. Appreciation) Series A, 0% 4/1/08               A3         1,000,000                 673,220

New York State Thruway Auth. Hwy. & Bridge            A3         500,000                   535,360
Trust Fund Series A, 5.8% 4/1/09

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                 PRINCIPAL                 VALUE (NOTE 1)
(UNAUDITED) (F)                                                 AMOUNT

NEW YORK - CONTINUED

New York State Thruway Auth. Svc. Contract Rev.
(Local Hwy. & Bridge):

5.4% 4/1/03                                           Baa1      $ 250,000                 $ 262,870

6% 4/1/03                                             Baa1       200,000                   215,342

New York State Urban Dev. Corp. Rev.:

Rfdg. (Correctional Facilities) 5.625% 1/1/07         Aaa        300,000                   323,322
(AMBAC Insured)

Series A, 5.5% 4/1/10 (MBIA Insured)                  Aaa        500,000                   541,380

                                                                                           6,537,364

NORTH CAROLINA - 4.8%

North Carolina Eastern Muni. Pwr. Agcy. Pwr.
Sys. Rev.:

Rfdg.:

Series B, 6% 1/1/06                                   Baa1       1,315,000                 1,438,728

Series C, 5.5% 1/1/07                                 Baa1       700,000                   749,896

Series A, 5.625% 1/1/03                               Baa1       500,000                   527,640

North Carolina Muni. Pwr. Agcy. #1 Catawba
Elec. Rev. Rfdg.:

5.75% 1/1/02                                          A3         750,000                   787,628

5.9% 1/1/03                                           A3         250,000                   266,815

                                                                                           3,770,707

OHIO - 1.0%

Ohio Bldg. Auth. Facilities (Adult Correctional)      Aaa        500,000                   542,885
Series A, 5.95% 10/1/14 (MBIA Insured)

Ohio Tpk. Commission Tpk. Rev. Series A, 5.6%         Aaa        250,000                   270,035
2/15/12 (MBIA Insured)

                                                                                           812,920

PENNSYLVANIA - 4.6%

Pennsylvania Convention Ctr. Auth. Rev. Rfdg.         Baa        110,000                   111,406
Series A, 5.75% 9/1/99

Pennsylvania Higher Edl. Facilities Auth. College     AA-        1,270,000                 1,397,572
& Univ. Rev. Rfdg. (RIDC Reg'l. Growth -
Carnegie Mellon Univ. Proj.) 6% 11/1/04

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                 PRINCIPAL                 VALUE (NOTE 1)
(UNAUDITED) (F)                                                 AMOUNT

PENNSYLVANIA - CONTINUED

Pennsylvania Hsg. Fin. Agcy. Rev. Rfdg.               Aa3       $ 1,000,000               $ 1,064,480
(Residential Dev. Section 8)
Series A, 7% 7/1/01

Philadelphia Gas Works Rev. Series A, 5.25%           Aaa        1,000,000                 1,069,920
7/1/05 (FSA Insured)

                                                                                           3,643,378

RHODE ISLAND - 1.3%

Rhode Island Student Ln. Auth. Student Ln. Rev.       A          1,000,000                 1,042,750
Rfdg. Series A, 6.55% 12/1/00

SOUTH CAROLINA - 3.0%

South Carolina Ed. Assistance Auth. Rev. Rfdg.:

(Guaranteed Student Ln.)                              A          1,000,000                 1,064,290
Series B, 5.7% 9/1/05 (d)

Series A 2, 5.4% 9/1/02                               AAA        1,250,000                 1,300,175

                                                                                           2,364,465

TENNESSEE - 1.6%

Memphis-Shelby County Arpt. Auth. Arpt. Rev.          Aaa        275,000                   284,529
Rfdg. Series A, 5.25% 2/15/01 (MBIA
Insured) (d)

Montgomery County Health Edl.& Hsg. Facilities        Baa2       1,000,000                 989,220
Board Hosp. Rev. Rfdg. & Impt. (Clarksville
Reg'l. Health Sys.) 5.375% 1/1/28

                                                                                           1,273,749

TEXAS - 5.2%

Austin Independent School Dist. School Bldg.          Aaa        500,000                   558,520
8.125% 8/1/01 (Escrowed to Maturity) (e)

Brazos Higher Ed. Auth., Inc. Student Ln. Rev.        Aaa        435,000                   457,076
Rfdg. Series A 1, 6.05% 12/1/01 (d)

Deer Park Independent School Dist. Rfdg. 0%           Aaa        200,000                   169,272
2/15/03

Hurst Euless Bedford Independent School Dist.         Aaa        1,000,000                 557,950
Rfdg. (Cap. Appreciation) 0% 8/15/11

Irving Independent School Dist. (Cap.                 Aaa        250,000                   238,985
Appreciation) 0% 2/15/00

Northside Independent School Dist. (School            Aaa        500,000                   528,945
Bldg.) 8.375% 2/1/00

San Antonio Gen. Oblig. Rfdg. 5.5% 8/1/02             Aa2        125,000                   133,193

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                 PRINCIPAL                 VALUE (NOTE 1)
(UNAUDITED) (F)                                                 AMOUNT

TEXAS - CONTINUED

Texas Pub. Fin. Auth. Bldg. Rev. Rfdg.                Aaa       $ 1,000,000               $ 1,154,750
(Texas Technical College) 6.25% 8/1/09
(MBIA Insured)

Univ. of Texas Permanent Univ. Fund 5% 7/1/10         Aaa        250,000                   262,780

                                                                                           4,061,471

UTAH - 3.5%

Intermountain Pwr. Agcy. Pwr.:

(Cap. Appreciation) Series A, 0% 7/1/06               Aaa        2,860,000                 2,076,703
(MBIA Insured)

Rfdg.:

Series B, 0% 7/1/00 (MBIA Insured)                    Aaa        500,000                   472,040

Series D, 5% 7/1/21 (MBIA Insured)                    Aaa        200,000                   196,804

                                                                                           2,745,547

VIRGINIA - 0.7%

Virginia Pub. Bldg. Auth. Pub. Facilities Rev.        Aa2        475,000                   502,203
Rfdg. Series A, 5% 8/1/05

WASHINGTON - 5.5%

King County Ltd. Tax Gen. Oblig. 5.9% 12/1/14         Aa1        1,000,000                 1,114,640

Washington Pub. Pwr. Supply Sys. Nuclear Proj.
#2 Rev.:

Rfdg. Series C, 7.5% 7/1/03                           Aa1        525,000                   576,261
(Pre-Refunded to 1/1/01 @102) (e)

5.4% 7/1/12 (a)                                       Aa1        2,000,000                 2,112,000

Washington Pub. Pwr. Supply Sys. Nuclear Proj.        Aa1        500,000                   528,750
#3 Rev. Rfdg. Series C, 5.1% 7/1/07

                                                                                           4,331,651

TOTAL MUNICIPAL BONDS                                                                      72,996,839
(Cost $69,856,860)


CASH EQUIVALENTS - 7.4%

                                       SHARES

Municipal Central Cash Fund (b)(c)      5,845,648                 5,845,648
(Cost $5,845,648)

TOTAL INVESTMENT IN SECURITIES - 100%                           $ 78,842,487
(Cost $75,702,508)


FUTURES CONTRACTS

                                     EXPIRATION        UNDERLYING        UNREALIZED
                                     DATE              FACE AMOUNT       GAIN/LOSS

PURCHASED

20 Bond Buyer Municipal Bond Index   Dec. 1998         $ 2,509,375       $ (38,839)
Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENTS IN SECURITIES - 3.1%.
LEGEND
(a) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $95,040.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.35%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        72.4%  AAA, AA, A    64.5%

Baa               10.2%  BBB           12.0%

Ba                0.0%   BB            0.0%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

Education                             21.6%

General Obligations                   20.9

Electric Utilities                    16.2

Health Care                           14.6

Housing                               5.2

Others (individually less than 5%)     21.5

TOTAL                                 100.0%

INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $75,702,508. Net unrealized appreciation aggregated $3,139,979, all of which related to appreciated investment securities.
The fund hereby designates approximately $224,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                  OCTOBER 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $75,702,508) -               $ 78,842,487
SEE ACCOMPANYING SCHEDULE

CASH                                                                   47,119

INTEREST RECEIVABLE                                                    1,100,168

OTHER RECEIVABLES                                                      911

 TOTAL ASSETS                                                          79,990,685

LIABILITIES

PAYABLE FOR FUND SHARES REDEEMED                            $ 27,413

DISTRIBUTIONS PAYABLE                                        82,600

ACCRUED MANAGEMENT FEE                                       25,803

DISTRIBUTION FEES PAYABLE                                    21,390

PAYABLE FOR DAILY VARIATION ON FUTURES CONTRACTS             15,000

OTHER PAYABLES AND ACCRUED EXPENSES                          67,695

 TOTAL LIABILITIES                                                     239,901

NET ASSETS                                                            $ 79,750,784

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                       $ 75,994,747

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                     654,897
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS              3,101,140

NET ASSETS                                                            $ 79,750,784


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 OCTOBER 31, 1998

CALCULATION OF MAXIMUM OFFERING PRICE                          $10.77
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($1,081,939 (DIVIDED BY) 100,473 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.25 OF $10.77)         $11.19

CLASS T:                                                       $10.77
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($60,070,263 (DIVIDED BY) 5,577,719 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/97.25 OF $10.77)         $11.07

CLASS B:                                                       $10.76
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($11,133,867 (DIVIDED BY) 1,034,393 SHARES) A

CLASS C:                                                       $10.77
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($1,137,075 (DIVIDED BY) 105,579 SHARES) A

INSTITUTIONAL CLASS:                                           $10.77
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($6,327,640 (DIVIDED BY) 587,618 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                                            ELEVEN MONTHS     YEAR ENDED
                                                            ENDED             NOVEMBER 30,
                                                            OCTOBER 31, 1998  1997

INTEREST INCOME                                             $ 3,222,527       $ 3,478,411

EXPENSES

MANAGEMENT FEE                                               242,984           255,140

TRANSFER AGENT FEES                                          114,374           127,011

DISTRIBUTION FEES                                            196,910           194,896

ACCOUNTING FEES AND EXPENSES                                 57,149            61,883

NON-INTERESTED TRUSTEES' COMPENSATION                        122               180

CUSTODIAN FEES AND EXPENSES                                  7,777             6,548

REGISTRATION FEES                                            70,508            74,299

AUDIT                                                        33,204            43,635

LEGAL                                                        11,795            886

MISCELLANEOUS                                                14,452            1,700

 TOTAL EXPENSES BEFORE REDUCTIONS                            749,275           766,178

 EXPENSE REDUCTIONS                                          (103,292)         (82,120)

 TOTAL EXPENSES AFTER REDUCTIONS                             645,983           684,058

NET INTEREST INCOME                                          2,576,544         2,794,353

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                       843,060           858,153

 FUTURES CONTRACTS                                           (11,061)          16,876

TOTAL NET REALIZED GAIN (LOSS)                               831,999           875,029

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                       850,690           175,681

 FUTURES CONTRACTS                                           (55,341)          16,502

TOTAL CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)   795,349           192,183

NET GAIN (LOSS)                                              1,627,348         1,067,212

NET INCREASE (DECREASE) IN NET ASSETS RESULTING             $ 4,203,892       $ 3,861,565
FROM OPERATIONS




STATEMENT OF CHANGES IN NET ASSETS
                                         ELEVEN MONTHS     YEAR ENDED    YEAR ENDED
                                         ENDED             NOVEMBER 30,  NOVEMBER 30,
                                         OCTOBER 31, 1998  1997          1996
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                               $ 2,576,544       $ 2,794,353   $ 3,449,493
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                 831,999            875,029       684,780

 CHANGE IN NET UNREALIZED                 795,349            192,183       (712,133)
 APPRECIATION (DEPRECIATION)

 NET INCREASE (DECREASE) IN NET ASSETS    4,203,892          3,861,565     3,422,140
RESULTING FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS             (2,576,544)        (2,794,353)   (3,449,493)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                   (172,795)          (6,721)       -

 TOTAL DISTRIBUTIONS                      (2,749,339)        (2,801,074)   (3,449,493)

SHARE TRANSACTIONS -                      14,997,838         (8,495,226)   (9,402,984)
NET INCREASE (DECREASE)

  TOTAL INCREASE (DECREASE)               16,452,391         (7,434,735)   (9,430,337)
  IN NET ASSETS

NET ASSETS

 BEGINNING OF PERIOD                      63,298,393         70,733,128    80,163,465

 END OF PERIOD                           $ 79,750,784       $ 63,298,393  $ 70,733,128




FINANCIAL HIGHLIGHTS - CLASS A
                                                     ELEVEN MONTHS ENDED      YEARS ENDED
                                                     OCTOBER 31,              NOVEMBER 30,

                                                     1998                  1997      1996 D
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 10.600              $ 10.410  $ 10.160

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .411                   .459      .113

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .200                   .191      .250

 TOTAL FROM INVESTMENT OPERATIONS                     .611                   .650      .363

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.411)                 (.459)    (.113)

 FROM NET REALIZED GAIN                               (.030)                 (.001)    -

 TOTAL DISTRIBUTIONS                                  (.441)                 (.460)    (.113)

NET ASSET VALUE, END OF PERIOD                       $ 10.770              $ 10.600  $ 10.410

TOTAL RETURN B, C                                     5.89%                  6.42%     3.59%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 1,082               $ 442     $ 103

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .90% A, E              .90% E    .90% A, E

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    4.19% A                4.37%     4.60% A

PORTFOLIO TURNOVER RATE                               26% A, F               18%       35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).



FINANCIAL HIGHLIGHTS - CLASS T
                              ELEVEN MONTHS ENDED             YEARS ENDED NOVEMBER 30,
                              OCTOBER 31,

                              1998                  1997      1996      1995      1994      1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 10.590              $ 10.410  $ 10.380  $ 9.400   $ 10.460  $ 11.080
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INTEREST                  .407                   .449      .461      .451      .455      .508
 INCOME

 NET REALIZED AND              .210                   .181      .030      .980      (1.040)   .260
 UNREALIZED
 GAIN (LOSS)

 TOTAL FROM                    .617                   .630      .491      1.431     (.585)    .768
 INVESTMENT
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.407)                 (.449)    (.461)    (.451)    (.455)    (.508)
 INCOME

 FROM NET REALIZED             (.030)                 (.001)    -         -         -         (.880)
 GAIN

 IN EXCESS OF NET              -                      -         -         -         (.020)    -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.437)                 (.450)    (.461)    (.451)    (.475)    (1.388)

NET ASSET VALUE, END          $ 10.770               $ 10.590  $ 10.410  $ 10.380  $ 9.400   $ 10.460
OF PERIOD

TOTAL RETURN B, C              5.94%                   6.21%     4.89%     15.49%    (5.78)%   7.72%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS,                   $ 60,070               $ 48,830  $ 56,729  $ 62,852  $ 57,382  $ 39,800
END OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES              .95% A, D               1.00% D   1.00% D   .94% D    .90% D    .90% D
TO AVERAGE
NET ASSETS

RATIO OF NET INTEREST          4.15% A                 4.32%     4.42%     4.56%     4.49%     4.76%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        26% A, E                18%       35%       53%       53%       46%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS B
                                  ELEVEN MONTHS ENDED        YEARS ENDED NOVEMBER 30,
                                  OCTOBER 31,

                                  1998                  1997      1996      1995      1994 D
SELECTED PER-SHARE DATA

NET ASSET VALUE,                  $ 10.590              $ 10.410  $ 10.380  $ 9.400   $ 9.890
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INTEREST INCOME               .339                   .382      .394      .373      .155

 NET REALIZED AND UNREALIZED       .200                   .181      .030      .980      (.490)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT             .539                   .563      .424      1.353     (.335)
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME          (.339)                 (.382)    (.394)    (.373)    (.155)

 FROM NET REALIZED GAIN            (.030)                 (.001)    -         -         -

 TOTAL DISTRIBUTIONS               (.369)                 (.383)    (.394)    (.373)    (.155)

NET ASSET VALUE, END OF PERIOD    $ 10.760               $ 10.590  $ 10.410  $ 10.380  $ 9.400

TOTAL RETURN B, C                  5.27%                   5.54%     4.21%     14.60%    (3.44)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 11,134               $ 7,917   $ 7,445   $ 6,226   $ 1,682
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE       1.65% A, E              1.65% E   1.66% E   1.68% E   1.65% A, E
NET ASSETS

RATIO OF NET INTEREST INCOME TO    3.45% A                 3.67%     3.76%     3.71%     3.74% A
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE            26% A, F                18%       35%       53%       53%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS C
                                                     ELEVEN MONTHS ENDED   YEAR ENDED
                                                     OCTOBER 31,           NOVEMBER 30,

                                                     1998                  1997 D

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 10.590              $ 10.550

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .328                   .027

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .210                   .040

 TOTAL FROM INVESTMENT OPERATIONS                     .538                   .067

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.328)                 (.027)

 FROM NET REALIZED GAIN                               (.030)                 -

 TOTAL DISTRIBUTIONS                                  (.358)                 (.027)

NET ASSET VALUE, END OF PERIOD                       $ 10.770              $ 10.590

TOTAL RETURN B, C                                     5.16%                   0.63%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 1,137               $ 13

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.75% A, E             1.75% A, E

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    3.29% A                3.33% A

PORTFOLIO TURNOVER RATE                               26% A, F               18%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                              ELEVEN MONTHS ENDED              YEARS ENDED NOVEMBER 30,
                              OCTOBER 31,

                              1998                  1997      1996      1995      1994      1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 10.590              $ 10.410  $ 10.360  $ 9.410   $ 10.460  $ 11.080
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INTEREST INCOME           .427                   .475      .487      .477      .481      .536

 NET REALIZED AND              .210                   .181      .050      .950      (1.030)   .260
 UNREALIZED
 GAIN (LOSS)

 TOTAL FROM                    .637                   .656      .537      1.427     (.549)    .796
 INVESTMENT
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.427)                 (.475)    (.487)    (.477)    (.481)    (.536)
 INCOME

 FROM NET REALIZED             (.030)                 (.001)    -         -         -         (.880)
 GAIN

 IN EXCESS OF NET              -                      -         -         -         (.020)    -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.457)                 (.476)    (.487)    (.477)    (.501)    (1.416)

NET ASSET VALUE, END          $ 10.770               $ 10.590  $ 10.410  $ 10.360  $ 9.410   $ 10.460
OF PERIOD

TOTAL RETURN B, C              6.04%                   6.48%     5.36%     15.44%    (5.43)%   8.01%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS,                   $ 6,328                $ 6,098   $ 6,455   $ 11,085  $ 11,702  $ 15,076
END OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES              .75% A, D               .75% D    .75% D    .70% D    .65% D    .65% D
TO AVERAGE
NET ASSETS

RATIO OF EXPENSES TO           .75% A                  .75%      .74% E    .70%      .65%      .65%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST          4.36% A                 4.57%     4.68%     4.96%     4.75%     5.01%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        26% A, F                18%       35%       53%       53%       46%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series VI (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. On October 16, 1997, the Board of Trustees approved a change in the fiscal year-end of the fund from November 30 to October
31. Accordingly, the financial statements of the fund are presented for the eleven month period ended October 31, 1998. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions and losses deferred due to futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $15,869,034 and $20,934,072, respectively.
The market value of futures contracts opened and closed during the period amounted to $15,909,407 and $14,563,151, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the periods ended October 31, 1998 and November 30, 1997, the management fee was equivalent to an annualized rate of .38% and an annual rate of .39%, respectively, of average net assets .
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED periods, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.
For the periods, each class paid FDC the following amounts, a portion of which was retained by FDC:

          ELEVEN MONTHS ENDED
          OCTOBER 31, 1998

          PAID TO              RETAINED
          FDC                  BY FDC

CLASS A   $ 1,130              $ 214

CLASS T    121,547              1,926

CLASS B    69,603               50,270

CLASS C    4,630                4,611

          $ 196,910            $ 57,021

          YEAR ENDED
          NOVEMBER 30, 1997

          PAID TO              RETAINED
          FDC                  BY FDC

CLASS A   $ 521                $ -

CLASS T    127,082               -

CLASS B    67,287                48,596

CLASS C    6                     6

          $ 194,896            $ 48,602

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period ended October 31, 1998, the following amounts were paid to third parties under the Plans:

CLASS A               $ 182

CLASS T                6,183

CLASS B                1,941

CLASS C                611

INSTITUTIONAL CLASS    674

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
For the period ended October 31, 1998, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO   RETAINED
          FDC       BY FDC

CLASS A   $ 11,024  $ 4,498

CLASS T    15,232    4,671

CLASS B    8,419     8,419 *

CLASS C    534       534*

          $ 35,209  $ 18,122

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the periods, each class paid the following transfer agent fees:

                       ELEVEN MONTHS ENDED
                       OCTOBER 31, 1998

                       AMOUNT               % OF
                                            AVERAGE
                                            NET ASSETS

CLASS A                $ 2,121               .28*

CLASS T                 88,831               .18*

CLASS B                 12,448               .16*

CLASS C                 1,263                .27*

INSTITUTIONAL CLASS     9,711                .17*

                       $ 114,374

                       YEAR ENDED
                       NOVEMBER 30, 1997

                       AMOUNT               % OF
                                            AVERAGE
                                            NET ASSETS

CLASS A                $ 1,254               .36

CLASS T                 99,245               .20

CLASS B                 14,216               .19

CLASS C                 5                    .64*

INSTITUTIONAL CLASS     12,291               .18

                       $ 127,011

* ANNUALIZED
UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR          ELEVEN MONTHS ENDED   YEAR ENDED
                      EXPENSE      OCTOBER 31,           NOVEMBER 30,
                      LIMITATIONS  1998                  1997

CLASS A               .90%         $ 7,051               $ 29,398

CLASS T               .90%          51,409                19,986

CLASS B               1.65%         9,298                 15,147

CLASS C               1.75%         24,925                1,250

INSTITUTIONAL CLASS   .75%          10,609                14,954

                                   $ 103,292             $ 80,735

5. EXPENSE REDUCTIONS - CONTINUED
Effective May 29, 1998, Class T's expense limitation was changed from 1.00% to .90% of Class T's average net assets.
Effective December 1, 1998, Class A's, Class B's, Class C's and Institutional Class' expense limitations were changed to .85%, 1.60%, 1.70% and .70% of each class' average net assets, respectively.
In addition, the fund has entered into an arrangement with each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the year ended November 30, 1997, Class T's expenses were reduced by $1,385 under the transfer agent arrangement:
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:

                          ELEVEN MONTHS ENDED   YEARS ENDED
                          OCTOBER 31,           NOVEMBER 30,

                          1998                  1997 B        1996 A

FROM NET INTEREST INCOME

CLASS A                   $ 31,705              $ 15,189      $ 1,046

CLASS T                    2,019,325             2,195,690     2,699,983

CLASS B                    267,333               274,703       269,283

CLASS C                    15,339                26            -

INSTITUTIONAL CLASS        242,842               308,745       479,181

TOTAL                     $ 2,576,544           $ 2,794,353   $ 3,449,493

FROM NET REALIZED GAIN

CLASS A                   $ 1,246               $ 24          $ -

CLASS T                    136,882               5,310         -

CLASS B                    22,913                767           -

CLASS C                    35                    -             -

INSTITUTIONAL CLASS        11,719                620           -

TOTAL                     $ 172,795             $ 6,721       $ -

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:



                      SHARES                                       DOLLARS

                      ELEVEN MONTHS    YEAR ENDED    YEAR ENDED    ELEVEN MONTHS    YEAR ENDED    YEAR ENDED
                      ENDED            NOVEMBER 30,  NOVEMBER 30,  ENDED            NOVEMBER 30,  NOVEMBER 30,
                      OCTOBER 31,      1997 B        1996 A        OCTOBER 31,      1997 B        1996 A
                      1998                                         1998
CLASS A               72,895           37,401        9,815         $ 774,852        $ 388,486      $ 99,788
SHARES SOLD

ISSUE IN EXCHANGE     52,153           -             -               554,907        -              -
FOR THE SHARES OF
FIDELITY ADVISOR
SHORT-INTERMEDIATE
MUNICIPAL INCOME
FUND CLASS A

REINVESTMENT OF       2,327            1,437         108             24,853         14,999         1,046
DISTRIBUTIONS

SHARES REDEEMED       (68,581)         (7,082)       -               (732,634)      (74,532)       -

NET INCREASE          58,794           31,756        9,923         $ 621,978       $ 328,953      $ 100,834
(DECREASE)

CLASS T               833,212          1,237,934     2,035,422     $ 8,684,653     $ 12,868,543   $ 20,912,410
SHARES SOLD

ISSUE IN EXCHANGE     1,639,675        -             -               17,446,147     -              -
FOR THE SHARES OF
FIDELITY ADVISOR
SHORT-INTERMEDIATE
MUNICIPAL INCOME
FUND CLASS T

REINVESTMENT OF       146,958          150,942       189,811         1,569,314       1,571,556      1,947,724
DISTRIBUTIONS

SHARES REDEEMED       (1,651,570)      (2,228,549)   (2,833,821)     (17,602,042)    (23,132,793)   (28,990,305)

NET INCREASE          968,275          (839,673)     (608,588)      $ 10,098,072    $ (8,692,694)  $ (6,130,171)
(DECREASE)

CLASS B               412,030          162,293       326,024        $ 4,400,752     $ 1,686,065    $ 3,345,475
SHARES SOLD

REINVESTMENT OF       17,176           17,600        17,066           183,295         183,295        175,043
DISTRIBUTIONS

SHARES REDEEMED       (142,402)        (147,606)     (227,839)       (1,517,988)     (1,530,078)    (2,324,198)

NET INCREASE          286,804          32,287        115,251        $ 3,066,059     $ 339,282      $ 1,196,320
(DECREASE)

CLASS C               123,360          1,185         -              $ 1,314,301     $ 12,505       $ -
SHARES SOLD

REINVESTMENT OF       1,212            2             -                12,987          25             -
DISTRIBUTIONS

SHARES REDEEMED       (20,180)         -             -                (217,401)       -              -

NET INCREASE          104,392          1,187         -              $ 1,109,887     $ 12,530       $ -
(DECREASE)


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
7. SHARE TRANSACTIONS - CONTINUED



                      SHARES                                       DOLLARS

                      ELEVEN MONTHS    YEAR ENDED    YEAR ENDED    ELEVEN MONTHS    YEAR ENDED    YEAR ENDED
                      ENDED            NOVEMBER 30,  NOVEMBER 30,  ENDED            NOVEMBER 30,  NOVEMBER 30,
                      OCTOBER 31,      1997          1996          OCTOBER 31,      1997          1996
                      1998                                         1998
INSTITUTIONAL         344,786          221,521       476,090       $ 3,651,862      $ 2,293,637   $ 4,887,410
CLASS
SHARES SOLD

ISSUE IN EXCHANGE     41,426           -             -                440,774         -             -
FOR THE SHARES OF
FIDELITY ADVISOR
SHORT-INTERMEDIATE
MUNICIPAL INCOME
FUND INSTITUTIONAL
CLASS

REINVESTMENT OF       3,754            5,385         6,443            40,053          55,968        66,083
DISTRIBUTIONS

SHARES REDEEMED       (378,091)        (271,323)     (932,023)       (4,030,847)      (2,832,902)   (9,523,460)

NET INCREASE          11,875           (44,417)      (449,490)     $ 101,842         $ (483,297)   $ (4,569,967)
(DECREASE)


8. REGISTRATION FEES.
For the periods, each class paid the following amounts to register its shares for sale:

                      ELEVEN MONTHS   YEAR ENDED
                      OCTOBER 31,     NOVEMBER 30,
                      1998            1997

CLASS A               $ 6,152         $ 28,753

CLASS T                19,311          14,768

CLASS B                10,543          14,527

CLASS C                24,408          1,253

INSTITUTIONAL CLASS    10,094          14,998

                      $ 70,508        $ 74,299

9. MERGER INFORMATION.
On May 28, 1998, Class A, Class T, and Institutional Class of the fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Short-Intermediate Municipal Income Fund Class A, Class T, and Institutional Class, respectively. Each acquisition was approved by the shareholders of each class of Fidelity Advisor Short-Intermediate Municipal Income Fund on May 4, 1998. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.
9. MERGER INFORMATION - CONTINUED
Class A's acquisition of Fidelity Advisor Short-Intermediate Class A was accomplished by an exchange of 52,123 shares of Class A for the 54,832 shares then outstanding of Fidelity Advisor Short-Intermediate Class A (each valued at $10.12). Class T's acquisition of Fidelity Advisor Short-Intermediate Class T was accomplished by an exchange of 1,639,675 shares of Class T for the 1,722,226 shares then outstanding of Fidelity Advisor Short-Intermediate Class T (each valued at $10.13). Institutional Class' acquisition of Fidelity Advisor Short-Intermediate Institutional Class was accomplished by an exchange of 41,426 shares of Institutional Class for the 43,512 shares then outstanding of Fidelity Advisor Short-Intermediate Institutional Class (each valued at $10.13).
Fidelity Advisor Short-Intermediate Municipal Income Fund's net assets, including $276,190 of unrealized appreciation, were combined with the fund for total net assets after the acquisition of $77,174,506.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VI and the Shareholders of Fidelity Advisor Intermediate Municipal Income Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Municipal Income Fund (a fund of Fidelity Advisor Series VI) at October 31, 1998, and the results of its operations for the eleven month period then ended and the year ended November 30, 1997, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
December 8, 1998

DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Intermediate Municipal
Income Fund Institutional Class voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

PAY DATE      12/29/97 12/7/98
RECORD DATE   12/26/97 12/4/98
DIVIDENDS     $-       $-
SHORT-TERM
CAPITAL GAINS $-       $-
LONG-TERM
CAPITAL GAINS $.03     $.08
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate     -        -
 20% rate     100%     100%

The fund will notify shareholders in January 1999 of the applicable percentages for use in preparing 1998 income tax returns.
During fiscal year ended 1998, 100% of the fund's income dividends was free from federal income tax, and 12.78% of the fund's income dividends was subject to the federal alternative minimum tax.

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on October 7, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting. PROPOSAL 1
To approve an amended management contract for the fund.
               # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    34,867,170.38   87.284

AGAINST        2,146,147.59    5.373

ABSTAIN        2,933,345.14    7.343

TOTAL          39,946,663.11   100.000

PROPOSAL 2
To amend the fund's fundamental investment limitation concerning diversification.
               # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    36,036,081.55   90.210

AGAINST        812,448.21      2.034

ABSTAIN        3,098,133.35    7.756

TOTAL          39,946,663.11   100.000

PROPOSAL 3
To approve an agreement and plan providing for the reorganization of the fund from a separate series of one Massachusetts business trust to another.
               # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    35,992,091.07   90.616

AGAINST        760,732.69      1.916

ABSTAIN        2,966,334.87    7.468

TOTAL          39,719,158.63   100.000

BROKER         227,504.48
NON-VOTES







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith, Assistant Vice President
Norman U. Lind, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund

LTTEI-ANN-1298  67028
1.539402.101

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)